1933 Act Registration No. 33-36324
                                             1940 Act Registration No. 811-6153

                 SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON, D.C.  20549

                             FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT            /__ /
     OF 1933
          Pre-Effective Amendment No. ____                 /__ /
          Post-Effective Amendment No. 21                  / X /

                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY        /__ /
     ACT OF 1940
          Amendment No. 23                                 / X /

                   Ranson Managed Portfolios
        (Exact Name of Registrant as Specified in Charter)

        201 South Broadway, Minot, North Dakota  58701
           (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:  (701) 852-5292

                    Robert E. Walstad
                    Ranson Managed Portfolios
                    201 South Broadway
                    Minot, North Dakota  58701

            (Name and Address of Agent for Service)


It is proposed that this filing will be effective (check appropriate box):

     /__ /   immediately upon filing pursuant to paragraph (b)
     /__ /   on (date) pursuant to paragraph (b)
     / X /   60 days after filing pursuant to paragraph (a)
     /__ /   on (date) pursuant to paragraph (a), of Rule 485

Declaration Pursuant to Rule 24f-2

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, Registrant has elected to register an indefinite number of shares and filed its Rule 24f-2 Notice for the fiscal year ended July 31, 1995, with the Commission on September 29, 1995.







                    RANSON MANAGED PORTFOLIOS

                    THE KANSAS MUNICIPAL FUND

                      CROSS REFERENCE SHEET

     PURSUANT TO RULE 495(A) UNDER THE SECURITIES ACT OF 1933


Form N-1A, Part A, Item Number               Heading in Prospectus
------------------------------               ---------------------
   1  Cover Page                             Cover

   2  Synopsis                               Highlights of the Fund and
                                             Prospectus Summary; Fee and
                                             Expense Table

   3  Condensed Financial Information        Condensed Financial Information;
                                             Calculation of Fund Performance
                                             Data

   4  General Description of Registrant      The Fund; Investment Objective
                                             and Policies

   5  Management of the Fund                 The Fund; Dividends and Taxes;
                                             Fund Management

   6  Capital Stock and Other Securities     Description of Shares and Rights

   7  Purchase of Securities Being Offered   Special Programs; Purchase
                                             of Shares

   8  Redemption or Repurchase               Redemption of Shares

   9  Pending Legal Proceedings              *


                                             Heading in Statement of
Form N-1A, Part B, Item Number               Additional Information
------------------------------               -------------------------
  10  Cover Page                             Cover

  11  Table of Contents                      Table of Contents

  12  General Information and History        The Fund and its Shares

  13  Investment Objectives and Policies     Investment Objective,
                                             Policies and Restrictions

  14  Management of the Fund                 Officers and Trustees

  15  Control Persons and                    The Fund and its Shares
      Principal Holders of Securities

  16  Investment Advisory and                Management and Investment
      Other Services                         Advisory Agreement

  17  Brokerage Allocation and               Portfolio Transactions
      Other Practices
  18  Capital Stock and Other Securities     Additional Information
                                             Regarding Shares and Rights


-i-




                                             Heading in Statement of
Form N-1A, Part B, Item Number               Additional Information
------------------------------               -------------------------
  19  Purchase, Redemption and Pricing       Net Asset Value, in Prospectus;
      of Shares Being Offered                Purchase of Shares, in Prospectus;
                                             Redemption of Shares,in Prospectus

  20  Tax Status                             Dividends and Taxes, in Prospectus

  21  Underwriters                           Purchase of Shares, in Prospectus;
                                             The Distributor, in Prospectus

  22  Calculations of Performance Data       Performance Data

  23  Financial Statements                   Financial Statements


Form N-1A, Part C, Item Number               Heading in Other Information
------------------------------               ----------------------------
  24  Financial Statements and Exhibits      Financial Statements and
                                             Exhibits

  25  Persons Controlled by or Under         Persons Controlled by or Under
      Common Control with Registrant         Common Control with Registrant

  26  Number of Holders of Securities        Number of Holders of Securities

  27  Indemnification                        Indemnification

  28  Business and Other Connections of      Business and Other Connections of
      Investment Adviser                     Investment Advisor

  29  Principal Underwriters                 Principal Underwriters

  30  Location of Accounts and Records       Location of Accounts and Records

  31  Management Services                    Management Services

  32  Undertakings                           Undertakings



_____________________
*Not applicable.


-ii-




PROSPECTUS
NOVEMBER 30, 1995 (As amended February 2, 1996)


                      RANSON MANAGED PORTFOLIOS

                      THE KANSAS MUNICIPAL FUND

                         201 SOUTH BROADWAY
                      MINOT, NORTH DAKOTA  58701
                           (701) 852-5292
                           (800) 601-5593


The Kansas Municipal Fund is an investment portfolio of Ranson Managed Portfolios which is an unincorporated business trust organized under the laws of Massachusetts on August 10, 1990. Ranson Managed Portfolios is an open-end series non-diversified management company, known as a mutual fund. The term "the Fund" as used herein shall refer to either Ranson Managed Portfolios or The Kansas Municipal Fund series of Ranson Managed Portfolios as the context may require. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal income tax and Kansas income tax as is consistent with preservation of capital. In pursuit of this objective, the Fund invests primarily in debt obligations issued by or on behalf of the State of Kansas, its political subdivisions and their agencies and instrumentalities. A substantial portion of the income produced by the Fund may be includable in the calculation of alternative minimum taxable income. Shares of the Fund therefore would not ordinarily be a suitable investment for investors who are subject to the alternative minimum tax.

A maximum sales load of 4.25% will be imposed on purchases (4.44% of the net amount invested). The minimum initial investment is $1,000. See "Purchase of Shares."

Ranson Capital Corporation (the "Manager") is the Fund's manager. Investors Fiduciary Trust Company ("IFTC") currently serves as the Fund's transfer agent and custodian. Effective on or about April 3, 1996, ND Resources, Inc., will succeed IFTC as transfer agent and First Western Bank & Trust will succeed IFTC as custodian. For more information concerning the transfer agent and the custodian, see "Shareholder Services and Reports."

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. THE
PROSPECTUS CONCISELY SETS FORTH INFORMATION INVESTORS SHOULD
KNOW BEFORE INVESTING IN THE FUND.

A Statement of Additional Information, dated November 30, 1995, as amended February 2, 1996, regarding the Fund (which is incorporated herein by reference) has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Fund at the above mailing address or by telephoning the Manager at either of the numbers set forth above.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                     FEE AND EXPENSE TABLE

The following tables set forth (i) the non-recurring shareholder transaction expenses, (ii) the recurring annual Fund operating expenses and (iii) the estimated expenses paid directly and indirectly by a shareholder with a hypothetical $1,000 investment that is subject to the maximum sales load over 1, 3, 5 and 10 year periods.

THE FOLLOWING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
     (as a percentage of offering price)                  4.25%
                                                          -----

There is no sales charge on reinvested dividends, deferred sales charge, redemption fee or exchange fee. The Maximum Sales Load may be reduced or not deducted as described in "Purchase of Shares" and "Special Programs."

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)         THE KANSAS MUNICIPAL FUND
                                                     EXPENSE AFTER
                                                      FEE WAIVER
                                                -------------------------
Management Fees                                         0.30%
Rule 12b-1 Fees                                         0.25%
Other Expenses                                          0.30%
                                                        -----
     Total Fund Operating Expenses                      0.85%

EXAMPLE
                                                          1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                          ------     -------     -------     --------
Shareholder would pay the following expenses
  after fee waiver on a $1,000 investment,
  assuming a 5% annual return:

     The Kansas Municipal Fund                             $51         $69         $89         $145

The purpose of these tables is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The calculation presumes expenses for the current year at the projected rate of .85% for the Fund after a partial fee waiver by the Manager. Management Fees, Rule 12b-1 Fees, Other Expenses and Total Fund Operating Expenses for the Fund are estimated to be .50%, 0.25%, .30% and 1.05% before fee waivers. These expense estimates assume a voluntary waiver by the Manager of a portion of its fee not required by the Management and Investment Advisory Agreement. These costs and expenses should not be considered a representation of past or future expenses, and the actual expenses incurred by the Fund, and the degree of expense reimbursement and fee waiver, if any, may be greater or less in the future. See "Purchase of Shares" for information relating to sales load discounts, "Fund Management" for the level of management fees and "The Distributor" for information relating to the Fund's Shareholder Services Plan. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.


2




           HIGHLIGHTS OF THE FUND AND PROSPECTUS SUMMARY

The highlights and summary information below should be read in conjunction with the detailed information appearing elsewhere in this Prospectus.

THE INVESTMENT OBJECTIVE of the Fund is to provide its shareholders with as high a level of current income that is exempt from both federal income tax and Kansas income tax as is consistent with preservation of capital. There is no assurance that the Fund's investment objective will be achieved. See "Investment Objective And Policies - Investment Objective."

THE INVESTMENT POLICY of the Fund is to invest in a portfolio of investment grade municipal securities which generate interest income that is exempt from both federal income tax and Kansas income tax. These municipal securities (hereinafter referred to as "Kansas Municipal Securities") generally include debt obligations of the State of Kansas, its political subdivisions, municipalities, agencies and authorities, and certain industrial development and other revenue bonds, short-term municipal notes, participation interests in municipal leases and tax-exempt commercial paper issued by such entities. See "Investment Objective And Policies - Kansas Municipal Securities" for a more complete description of Kansas Municipal Securities. In certain circumstances the Fund may enter into when-issued or delayed delivery transactions and purchase taxable securities. The Fund may, for hedging purposes, enter into financial futures contracts, options on such futures, municipal bond index futures contracts and options on securities. These investments entail certain risks. See "Investment Objective And Policies - Future Contracts and Options." The interest on certain Kansas Municipal Securities in the Fund's portfolio may constitute an item of preference for determining the federal alternative minimum tax for individuals and corporations. See "Dividends and Taxes."

THE FUND'S SHARES MAY BE PURCHASED through Ranson Capital Corporation and selected dealers at the public offering price, which is equal to the net asset value next determined, plus a sales charge of 4.25% of the public offering price (4.44% of the net amount invested). See "Purchase of Shares."

THE MINIMUM INITIAL INVESTMENT is $1,000 and the minimum additional investment is $100. See "Purchase of Shares." The initial and minimum investments will be less under certain conditions described under "Purchase of Shares" and "Special Programs."

AN OPEN ACCOUNT PROGRAM will be established for each investor unless the investor elects not to participate in such program as is provided under "Purchase of Shares - Open Account Program/Certificates."

SPECIAL PROGRAMS of the Fund include: a reinvestment program for those who have invested in any Series of the Kansas Tax-Exempt Trust; a group program; a systematic withdrawal program; a preauthorized investment program; a rights of accumulation program; and, a reinstatement privilege. See "Special Programs."

THE FUND has a Shareholder Services Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, pursuant to which .25% per annum of average daily net assets will be used to pay dealers and banks selling Fund shares for administrative and shareholder services or to pay for certain distribution expenses. See "The Distributor."


3




DISTRIBUTIONS for the Fund will be declared daily from net investment income and will be paid monthly; net capital gains, if any, will be distributed at least annually. See "Dividends and Taxes."

MONTHLY STATEMENTS will be sent to all investors who have had purchase or redemption activity in their account within the preceding three months.

REDEMPTIONS can be made at net asset value, without charge. The Fund may require redemption of shares if the value of an account is reduced to $1,000 or less (for any reason other than fluctuations in the market value of the Fund's portfolio securities). See "Redemption of Shares."

THE FUND'S MANAGER AND INVESTMENT ADVISER is Ranson Capital Corporation which receives a monthly management and investment advisory fee equivalent on an annual basis to .50 of 1% of the Fund's average daily net assets. Under the terms of the Management and Investment Advisory Agreement between the Fund and the Manager, the Manager pays all expenses of the Fund, including the Fund's management and investment advisory fee and the Fund's dividend disbursing, administrative and accounting services fees (but excluding taxes and brokerage fees and commissions, if any) that exceed 1.25% of the Fund's average daily net assets on an annual basis up to the amount of the management and investment advisory fee payable by the Fund to the Manager. The Manager may assume additional Fund expenses or waive portions of its fees in its discretion. See "Fund Management." Ranson Capital Corporation will act as the Fund's Evaluator. The procedures of the Evaluator and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Trustees. See "Net Asset Value."

RISK FACTORS: The Fund is subject to the risks of primarily concentrating its investments in Kansas Municipal Securities and does not have the benefit of geographical investment diversification (see "Investment Objective And Policies"). Also, as a non-diversified investment company, the Fund has the ability to concentrate investments in particular issuers which may be advantageous when investing in Kansas Municipal Securities, but which involves an increased risk of loss to the Fund should an issuer be unable to make interest or principal payments or should the market value of such securities decline. The Fund has the ability to purchase new issues of Kansas Municipal Securities on a "when-issued" basis as well as outstanding issues on a delayed delivery basis, both of which involve the potential risk of loss of principal in the event either that the value of such securities to be purchased declines prior to the settlement date or if such securities should ultimately not be issued or delivered and the price of comparable securities has increased, the cost of substitute securities having comparable par amounts, ratings and yields will be greater than was originally contracted for. A substantial portion of the Kansas Municipal Securities in the Fund's portfolio may derive their payment from mortgage loans or from hospitals and other health care facilities, both of which entail certain risks (see "Investment Objective and Policies - Kansas Municipal Securities"). The Fund intends from time to time to invest in participations in municipal leases. Municipal leases are less liquid than many other municipal securities and therefore will be subject to the risks of illiquidity referred to in the next paragraph. Also, municipal leases are subject to the risk of "non-appropriation" which allows the municipal lessee to terminate the lease and eliminate its obligation to continue to make lease payments (see "Investment Objective and Policies - Kansas Municipal Securities").

The Fund will invest a substantial portion of its assets in investment grade Kansas Municipal Securities. Lower quality securities involve a greater risk of default, including nonpayment of principal and interest, than investment grade securities; however, the risk of default is present in


4




investment grade securities. Kansas Municipal Securities rated in the lowest category of investment grade debt may have speculative characteristics. Investment in medium-quality debt securities (rated BBB or A by Standard & Poor's Corporation or Baa or A by Moody's Investors Service, Inc.) involves greater investment risk, including the possibility of issuer default or bankruptcy, than investment in higher-quality debt securities. An economic downturn could severely disrupt this market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds are more likely to experience difficulty in servicing their principal and interest payment obligations than is the case with higher grade bonds. In addition, an investment in the Fund should be made with an understanding that the value of the underlying portfolio may decline with increases in interest rates. In recent years there have been wide fluctuations in interest rates and thus in the value of fixed-rate, long-term debt obligations generally. The Manager cannot predict whether these fluctuations will continue in the future. The principal trading market for the Kansas Municipal Securities will generally be in the over-the-counter market. As a result, the existence of a liquid trading market for the Kansas Municipal Securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made for any of the Kansas Municipal Securities, that any market for the Kansas Municipal Securities will be maintained or of the liquidity of the Kansas Municipal Securities in any markets made. In addition, certain of the Kansas Municipal Securities may be subject to extraordinary optional and/or mandatory redemptions at par if certain events should occur. To the extent securities were purchased at a price in excess of the par value thereof and are subsequently redeemed at par as a result of an extraordinary redemption, the Fund would suffer a loss of principal.

The Fund may invest in financial futures contracts and related options thereon for hedging purposes. A risk in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to futures contracts may not correlate perfectly with the behavior of the cash prices of the Fund's portfolio securities. The risk of imperfect correlation may be increased by the fact that the Fund may trade in futures contracts on taxable securities and there is no guarantee that the prices of taxable securities will move in a manner similar to the prices of tax-exempt securities. Another risk is that the Manager could be incorrect in its expectations as to the direction or extent of various interest rate movements or the time span within which the movements take place. For example, if the Fund sold futures contracts in anticipation of an increase in interest rates, and then interest rates went down, causing bond prices to rise, the Fund would lose money and incur transaction costs on the sale.

INVESTORS MAY CALL (800) 601-5593 for daily yield and daily net asset value quotations. For information on account balances, call (800) 822-8460 until April 3, 1996. Thereafter, call (800) 601-5593.


5




                                        CONDENSED FINANCIAL INFORMATION
                                          PER SHARE DATA AND RATIOS
                                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                                              Period From
                                                Year Ended      Year Ended      Year Ended     Year Ended     November 15,
                                                 July 31,        July 31,        July 31,        July 31,       1990 to
                                                   1995            1994            1993            1992       July 31, 1991*
                                                ----------      ----------      ----------     ----------     --------------
Net asset value at beginning of period            $12.00          $12.67          $12.22         $11.54          $11.49
Income from investment operations:
Net investment income                                .65             .66             .69            .72             .54
Net realized and unrealized
     loss on investments                             .07            (.53)            .50            .69             .05
     Total from investment operations                .72             .13            1.19           1.41             .59
Less dividends and distributions:
Dividends from net investment income                (.65)           (.66)           (.69)          (.72)           (.54)
Distributions from net realized gains
     on investments                                 (.14)           (.05)           (.01)
     Total dividends and distributions              (.65)           (.80)           (.74)          (.73)           (.54)
Net asset value at end of period                  $12.07          $12.00          $12.67         $12.22          $11.54

TOTAL RETURN**                                      6.23%            .91%          10.08%         13.31%           7.38%

RATIOS/SUPPLEMENTAL DATA
Net assets at end of period (000's omitted)     $130,091        $127,337        $100,207        $52,010         $20,850

Ratio of expenses to average net assets              .82% (a)        .70% (a)        .75% (a)       .70% (a)        .30% (a)
Ratio of net investment income to average
     net assets                                     5.46% (b)       5.26% (b)       5.53% (b)      6.00% (b)       6.28% (b)
Portfolio turnover rate                               57%             55%             62%            51%            161%

[FN]
* Commenced operations on November 15, 1990. Ratios and total return are annualized.
**  Total return does not consider the effect of the sales load.
_______________

(a) Ratio of expenses to average net assets prior to fee waiver and expense reimbursement by the Adviser was 1.06%, 1.06%, 1.13%, 1.25% and 1.62%, respectively.

(b) Ratio of net investment income to average net assets prior to fee waiver and expense reimbursement by the Adviser was 5.23%, 4.90%, 5.15%, 5.45% and 4.96%, respectively.

Further information about the performance of the Fund is contained in the Fund's annual report to shareholders and in the Statement of Additional Information which may be obtained without charge by writing the Fund at the mailing address or by telephoning the Fund at the telephone number set forth on the cover page of this prospectus.


6




                                THE FUND

Ranson Managed Portfolios is an unincorporated business trust organized under the laws of Massachusetts on August 10, 1990. It is an open-end non-diversified series management investment company or "mutual fund." The Kansas Municipal Fund is one of three portfolios or "series" offered at this time. Like other mutual funds, the Fund sells its shares to investors and uses the proceeds to invest in various securities as described in this Prospectus. The Fund is subject to the overall direction and monitoring function of the Board of Trustees (the "Trustees").

Information regarding the Fund is available by telephoning or writing the Fund at the phone number or address shown on the front cover of this Prospectus.


                  INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal income tax and Kansas income tax as is consistent with preservation of capital. The Fund seeks to achieve its investment objective by investing primarily in Kansas Municipal Securities (as further described below). Kansas law provides that to the extent dividends paid by the Fund are derived from Kansas Municipal Securities, they shall be exempt from Kansas income tax.

A Shareholder will receive taxable income in the event of capital gains distributions by the Fund. In addition, the Fund has not established any limit on the percentage of its portfolio that may be invested in Kansas Municipal Securities subject to the alternative minimum tax provisions of federal tax law, and a substantial portion of the income produced by the Fund may be includable in the calculation of alternative minimum taxable income. Shares of the Fund therefore would not ordinarily be a suitable investment for investors who are subject to the alternative minimum tax. The suitability of shares of the Fund for these investors will depend upon a comparison of the yield likely to be provided from the Fund with the yield from comparable tax-exempt investments not subject to the alternative minimum tax, and with the yield from comparable fully taxable investments, in light of each such investor's tax position.

KANSAS MUNICIPAL SECURITIES
As used in this Prospectus, the term "Kansas Municipal Securities" refers to debt obligations the interest payable on which is, in the opinion of bond counsel to the issuer, exempt from both federal income taxation and Kansas income taxation. Kansas Municipal Securities include primarily debt obligations of Kansas, its political subdivisions, municipalities, agencies and authorities issued to obtain funds for various public purposes, including the construction or improvement of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, jails, mass transportation, nursing homes, parks, public buildings, recreational facilities, school facilities, streets and water and sewer works. Other public purposes for which Kansas Municipal Securities may be issued include the refunding of outstanding obligations, the anticipation of taxes or state aids, the payment of judgments, the funding of student loans, community redevelopment, the purchase of street maintenance and firefighting equipment, or any authorized corporate purpose of the issuer except for the payment of current expenses. In addition, certain types of industrial development and other revenue bonds


7




may be issued by or on behalf of public corporations to finance privately operated housing facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Other types of industrial development bonds, the proceeds of which are used for the construction, equipping, repair or improvement of privately operated industrial, commercial or office facilities, constitute Kansas Municipal Securities, although current federal income tax laws place substantial limitations on the size of such issues.

Since the Fund will invest substantially all of its assets in Kansas Municipal Securities, the Fund is susceptible to political and economic factors affecting issuers of Kansas Municipal Securities. As of 1992, 2,515,320 people lived in Kansas. Based on these numbers, Kansas ranked thirty-second in the nation in population size. Based on statistics provided by the Kansas Department of Commerce, Kansas ranked twenty-first in the nation in terms of per capita income. Historically, agriculture and mining constituted the principal industries in Kansas. Since the 1950's, however, manufacturing, governmental services and the services industry have steadily grown and as of 1994 approximately 24% of Kansas workers were in the trade (wholesale and retail) sector, 24% in the services sector, 20% in the government sector, 16% in the manufacturing sector, while financial and real estate, farming, mining, transportation and public utilities, and construction accounted for the remaining 16% of the work force. The 1993 unemployment rate was 5%. By constitutional mandate, Kansas must operate within a balanced budget and public debt may only be incurred for extraordinary purposes and then only to a maximum of $1 million. As of November 28, 1995, Kansas had no general obligation bonds outstanding.

Over 25% of the Kansas Municipal Securities in the Fund's portfolio may be health care revenue bonds. Ratings of bonds issued for health care facilities are sometimes based on feasibility studies that contain projections of occupancy levels, revenues and expenses. A facility's gross receipts and net income available for debt service may be affected by future events and conditions including among other things, demand for services, the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, competition with other hospitals, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, government regulation, the cost and possible unavailability of malpractice insurance and the termination of restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third party payor programs. Pursuant to recent Federal legislation, Medicare reimbursements are currently calculated on a prospective basis utilizing a single nationwide schedule of rates. Prior to such legislation Medicare reimbursements were based on the actual costs incurred by the health facility. The current legislation may adversely affect reimbursements to hospitals and other facilities for services provided under the Medicare program.

Over 25% of the Kansas Municipal Securities in the Fund's portfolio may derive their payment from mortgage loans. Certain of the Kansas Municipal Securities in the Fund's portfolio may be single family mortgage revenue bonds, which are issued for the purpose of acquiring from originating financial institutions notes secured by mortgages on residences located within the issuer's boundaries and owned by persons of low or moderate income. Mortgage loans are generally partially or completely prepaid prior to their final maturities as a result of events such as sale of the mortgaged premises, default, condemnation or casualty loss. Because these bonds are subject to extraordinary mandatory redemption in whole or in part from such prepayments of mortgage loans, a substantial portion of such bonds will probably be redeemed prior to their scheduled maturities or even prior to their ordinary call dates. The redemption price of such issues may be more or less than the offering price of such bonds. Extraordinary mandatory redemption without premium could also result from the failure of the


8




originating financial institutions to make mortgage loans in sufficient amounts within a specified time period or, in some cases, from the sale by the Bond issuer of the mortgage loans. Failure of the originating financial institutions to make mortgage loans would be due principally to the interest rates on mortgage loans funded from other sources becoming competitive with the interest rates on the mortgage loans funded with the proceeds of the single family mortgage revenues available for the payment of the principal of or interest on such mortgage revenue bonds. Single family mortgage revenue bonds issued after December 31, 1980 were issued under Section 103A of the Internal Revenue Code, which Section contains certain ongoing requirements relating to the use of the proceeds of such bonds in order for the interest on such bonds to retain its tax-exempt status. In each case, the issuer of the bonds has covenanted to comply with applicable ongoing requirements and bond counsel to such issuer has issued an opinion that the interest on the bonds is exempt from Federal income tax under existing laws and regulations. There can be no assurances that the ongoing requirements will be met. The failure to meet these requirements could cause the interest on the bonds to become taxable, possibly retroactively from the date of issuance.

Certain of the Kansas Municipal Securities in the Fund's portfolio may be obligations of issuers whose revenues are primarily derived from mortgage loans to housing projects for low to moderate income families. The ability of such issuers to make debt service payments will be affected by events and conditions affecting financed projects, including, among other things, the achievement and maintenance of sufficient occupancy levels and adequate rental income, increases in taxes, employment and income conditions prevailing in local labor markets, utility costs and other operating expenses, the managerial ability of project managers, changes in laws and governmental regulations, the appropriation of subsidies and social and economic trends affecting the localities in which the projects are located. The occupancy of housing projects may be adversely affected by high rent levels and income limitations imposed under Federal and state programs. Like single family mortgage revenue bonds, multi-family mortgage revenue bonds are subject to redemption and call features, including extraordinary mandatory redemption features, upon prepayment, sale or non-origination of mortgage loans as well as upon the occurrence of other events. Certain issuers of single or multi-family housing bonds have considered various ways to redeem bonds they have issued prior to the stated first redemption dates for such bonds. In one situation the New York City Housing Development Corporation, in reliance on its interpretation of certain language in the indenture under which one of its bond issues was created, redeemed all of such issue at par in spite of the fact that such indenture provided that the first optional redemption was to include a premium over par and could not occur prior to 1992.

The Kansas Municipal Securities in which the Fund invests consist of Kansas tax-exempt bonds, notes, commercial paper and participation interests in municipal leases. Kansas tax-exempt notes and commercial paper are generally used to provide for short-term capital needs and ordinarily have a maturity of up to one year. These include notes issued in anticipation of tax revenue, revenue from other government sources or revenue from bond offerings and short-term, unsecured commercial paper, which is often used to finance seasonal working capital needs or to provide interim construction financing. Kansas tax-exempt leases are obligations of state and local government units incurred to lease or purchase equipment or other property utilized by such governments. The Fund will not originate leases as a lessor, but will instead purchase a participation interest in the regular payment stream of the underlying lease from a bank, equipment lessor or other third party. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and generally


9



do not carry the pledge of the credit of the issuing municipality. The revenues from which such bonds are paid generally constitute an obligation of the corporate entity on whose behalf the bonds are issued.

Although the participations in municipal leases which the Fund may purchase (hereinafter called "lease obligations") do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation lease is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. The Fund will only purchase lease obligations which are rated in the top rating category by either Standard & Poor's Corporation or Moody's Investor Service, Inc. The Fund will not invest more than 10% of its net investment assets in lease obligations (including, but not limited to those lease obligations which contain "non-appropriation clauses"), or any other illiquid securities.

The Fund will only purchase lease obligations which are covered by an existing opinion of legal counsel experienced in municipal lease transactions that, as of the date of issue or purchase of each participation interest in a municipal lease, the interest payable on such obligation is exempt from both federal income tax and Kansas income tax and that the underlying lease was the valid and binding obligation of the governmental issuer.

INVESTMENT POLICIES
It is a fundamental policy of the Fund, which may not be changed without the approval of the majority of the Fund's shares, that under normal circumstances at least 80% of the Fund's assets will be invested in Kansas Municipal Securities which generate income that is exempt, in the opinion of bond counsel, from both federal income tax and Kansas income tax. While the Fund attempts, under normal market conditions, to invest all of its assets in Kansas Municipal Securities, the Fund may temporarily invest up to 100% of its assets in taxable fixed-income securities or hold up to 100% of its assets in cash during periods of abnormal market conditions that dictate taking a defensive posture by investing in such taxable obligations or cash. In addition, pending the investment or reinvestment in Kansas Municipal Securities of proceeds of sales of shares or sales of portfolio securities or in order to avoid the necessity of liquidating portfolio investments to meet shareholders' redemption requests, the Fund may invest up to 20% of its assets in taxable fixed income securities or cash.

The Kansas Municipal Securities in which the Fund invests consist of securities rated within the following grades assigned by Moody's Investors Service, Inc. ("Moody's"): Aaa, Aa, A and Baa for bonds: MIG-1 and MIG-2 for notes: Prime-1 and Prime-2 for commercial paper or Standard & Poor's Corporation ("S & P"): AAA, AA, A and BBB for bonds: SP-1 and SP-2 for notes:
A-1 or A-2 for commercial paper. The risk of default, including nonpayment of principal and interest, on securities rated below the three highest grades is somewhat higher than the risk of default on securities rated within the three highest grades. The Fund may also invest in Kansas tax-exempt industrial development bonds, if the securities, at the time of purchase, are rated investment grade quality by either Moody's or S & P. While ratings at the time of purchase will determine which Kansas Municipal Securities may be acquired by the Fund, a subsequent reduction in rating will not require the


10




Fund to dispose of the securities. The Fund will purchase unrated Kansas Municipal Securities which have been determined to be of investment grade quality at the time of purchase by the Fund's Manager pursuant to guidelines established and maintained in good faith by the Board of Trustees of the Fund. Many issuers of tax-exempt securities which have characteristics of rated securities choose not to have their obligations rated. Although securities which are not rated are not necessarily of lower quality, the market for them may not be as broad as for rated securities, since many investors rely on rating agencies for credit appraisal. As a fundamental policy, the Fund may not invest more than 30% of its assets in unrated Kansas Municipal Securities. Also, the Fund will not invest more than 10% of the Fund's net assets in lease obligations, or in any other illiquid securities.

Taxable obligations which the Fund may purchase for temporary liquidity purposes, or for temporary defensive purposes, may include: obligations of the U.S. Government, its agencies or instrumentalities; other debt securities of issuers having, at the time of purchase, a rating within the four highest grades of Moody's or S & P; commercial paper rated P-1 or better by Moody's or A-1 or better by S & P; certificates of deposit of domestic banks, including foreign branches of domestic banks, which have capital, surplus and undivided profits of over $100 million; time deposits; bankers' acceptances, repurchase agreements and obligations of Kansas with respect to any of the foregoing investments. Interest earned from taxable obligations will be taxable to investors, except that interest earned from certain taxable Kansas obligations will be exempt from Kansas income tax.

The Fund also may purchase floating and variable rate demand notes from municipal and nongovernmental issuers. These notes normally have a stated maturity in excess of one year, but permit the holder to demand payment of principal plus accrued interest upon a specified number of day's notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will generally not adversely affect the tax-exempt status of these obligations. The Manager will rely upon the opinion of the issuer's bond counsel to determine whether such notes are exempt from federal and Kansas income taxation. The issuer of floating and variable rate demand notes normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the note plus accrued interest upon a specified number of day's notice to the noteholders. The interest rate on a floating rate demand note is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is adjusted at specified intervals, based upon a known lending rate. The Manager will monitor the creditworthiness of the issuers of floating and variable rate demand notes. The Fund will not invest in derivative financial instruments other than in connection with its hedging activities.

The yields on Kansas Municipal Securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the Kansas tax-exempt obligation market, the size of a particular offering, the maturity of the obligation and the rating of the issue or issuer. The ratings of Moody's and S&P represent their opinions as to the quality of the Kansas Municipal Securities which they undertake to rate. It should be emphasized, however, that ratings are general, and not absolute, standards of quality. Consequently, Kansas Municipal Securities of the same maturity, interest rate and rating may have different yields, while Kansas Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to their purchase by the Fund, particular Kansas Municipal Securities or other investments may cease to be rated or their ratings may be reduced below the minimum rating required for purchase by the Fund.


11




Medium-quality Kansas Municipal Securities (rated BBB or A by S&P or Baa or A by Moody's) are obligations of issuers that are considered to possess adequate, but not outstanding, capacities to service the obligations. Kansas Municipal Securities rated in the lowest category of investment grade debt (rated BBB by S&P or Baa by Moody's) may have speculative characteristics. Because many issuers of medium-quality Municipal Securities choose not to have their obligations rated by a rating agency, up to 30% of the Kansas Municipal Securities in the Fund's portfolio may be unrated. Investment in medium-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy, than investment in higher-quality debt securities. An economic downturn could severely disrupt this market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds are more likely to experience difficulty in servicing their principal and interest payment obligations than is the case with higher grade bonds. Medium quality debt securities tend to be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and the Fund may have greater difficulty selling the medium-quality debt securities in its portfolio.

The Fund is a non-diversified investment company, but intends to comply with Subchapter M of the Internal Revenue Code. Because of the relatively small number of issuers of investment grade Kansas Municipal Securities, the Fund will probably use its ability as a non-diversified fund to concentrate its assets in the securities of certain issuers which the Fund's Manager deems to be attractive investments, rather than invest in securities of a large number of issuers merely to satisfy diversification requirements. Although the Fund's Manager believes that the ability to concentrate the investments of the Fund in particular issuers is advantageous when investing in Kansas Municipal Securities, such concentration involves an increased risk of loss to the Fund should the issuer be unable to make interest or principal payments or should the market value of such securities decline. Investment in a non-diversified investment company such as the Fund may therefore entail greater risks than investment in a "diversified" fund.

The Fund may invest up to 10% of its total assets in the securities of other investment companies. Any investment by the Fund in securities issued by other investment companies will result in the duplication of certain fees and expenses.

FUTURES CONTRACTS AND OPTIONS
The Fund may invest in financial futures contracts ("futures contracts") and related options thereon for hedging purposes. It is not the intent of the Manager to speculate in futures contracts and related options as an aggressive investment strategy, but rather as described below. The Fund may sell a futures contract or a call option thereon or purchase a put option on such futures contract, if the Manager anticipates that interest rates will rise, as a hedge against a decrease in the value of the Fund's portfolio securities. If the Manager anticipates that interest rates will decline, the Fund may purchase a futures contract or a call option thereon or sell a put option on such futures contract, to protect against an increase in the price of the securities the Fund intends to purchase. These futures contracts and related options thereon will be used only as a hedge against anticipated interest rate changes. A futures contract sale creates an obligation by the Fund, as seller, to deliver the specific type of instrument called for in the contract at a specified future time for a specified price. Purchase of a futures contract creates an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specified future time at a specified price. A purchaser or seller of a futures contract is


12



required to make daily payments of cash to reflect the change in the value of the underlying contract. The specific securities delivered or taken, respectively, at settlement date would not be determined until or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was effected.

Although the terms of futures contracts specify actual delivery or receipt of securities, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the securities. Closing out of a futures contract is effected by entering into an offsetting purchase or sale transaction prior to the expiration of the contract.

Unlike a futures contract, which requires the parties to buy and sell a security on a set date unless offset, an option on a futures contract entitles its purchaser to decide on or before a future date whether to enter into such a contract (a long position in the case of a call option and a short position in the case of a put option). If the purchaser decides not to enter into the contract, the premium paid for the option on the contract is lost if it expires. Since the cost of the option is fixed, there are no daily payments of cash by the purchaser to reflect the change in the value of the underlying contract as there are by a purchaser or seller of a futures contract. The seller of the option, however, may be required to make daily maintenance margin payments to reflect the change in value of the underlying contract. The value of the option is reflected in the net asset value of the Fund.

A risk in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to futures contracts may not correlate perfectly with the behavior of the cash prices of the Fund's portfolio securities. The risk of imperfect correlation may be increased by the fact that the Fund may trade in futures contracts on taxable securities and there is no guarantee that the prices of taxable securities will move in a manner similar to the prices of tax-exempt securities. The correlation may be distorted in part by the fact that the futures market is influenced by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. Such distortions generally are minor and should diminish as the contract approaches maturity.

Another risk is that the Manager could be incorrect in its expectations as to the direction or extent of various interest rate movements or the time span within which the movements take place. For example, if the Fund sold futures contracts in anticipation of an increase in interest rates, and then interest rates went down, causing bond prices to rise, the Fund would lose money, including transaction costs, on the sale.

The Fund may not enter into futures contracts or purchase related options thereon if immediately thereafter the amount committed to initial margin plus the amount paid for premiums for unexpired options on futures contracts exceed 5% of the value of the Fund's total assets. Similarly, the Fund may not purchase or sell futures contracts or related options thereon if, immediately thereafter, more than one-third of its net assets would be hedged.

FORWARD COMMITMENTS
The Fund may purchase new issues of Kansas Municipal Securities and other securities on a "when-issued" or delayed delivery basis, with delivery and payment for the securities normally taking place within 45 days after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on such securities are fixed at the time the buyer enters into the commitment. The Fund may enter into such "forward


13




commitments" if it holds, and maintains until the settlement date in a segregated account with its custodian, cash or high-grade, short-term obligations in an amount sufficient to meet the purchase price. There is no percentage limitation on the Fund's total assets which may be invested in forward commitments. Forward commitments involve a risk of loss if the value of the Kansas Municipal Securities or other security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Although the Fund will generally enter into forward commitments with the intention of acquiring Kansas Municipal Securities or other securities for its portfolio, the Fund may dispose of a commitment prior to settlement if the Manager deems it appropriate to do so. The Fund may realize short-term profits or losses upon the sale of forward commitments, which profits or losses may constitute capital gains or ordinary income depending upon a number of factors, including the number of sales of such commitments.

PORTFOLIO TURNOVER
Portfolio transactions will be undertaken principally to accomplish the Fund's objective in relation to anticipated movements in the general level of interest rates, but the Fund may also engage in short-term trading consistent with its objective. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Manager believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, due to such factors as changes in the overall demand for or supply of various types of Kansas Municipal Securities or changes in the investment objectives of investors.

The Fund's investment policies may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. A change in securities held by the Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer mark-ups or underwriting commissions, and other transaction costs, on the sale of securities, including Kansas Municipal Securities, as well as on the reinvestment of the proceeds in other securities. The Fund anticipates that its annual portfolio turnover rate will not exceed 75%. Portfolio turnover rate for a fiscal year is the ratio of the lesser of the dollar amount of the purchases or sales of portfolio securities to the monthly average of the value of portfolio securities-excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate will not be a limiting factor when the Fund deems it desirable to sell or purchase securities. Frequent changes in the Fund's portfolio securities may result in higher transaction costs for the Fund. In addition, in order to qualify as a regulated investment company under the Internal Revenue Code, the Fund must limit the portion of its gross income derived from the sale or other disposition of stock or securities held for less than three months. If the Fund were unable to satisfy this condition, among others, the Fund would be subject to tax on its taxable income without deduction for distributions to shareholders. See "Dividends and Taxes" in this Prospectus and "Portfolio Transactions" in the Fund's Statement of Additional Information.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements with respect to not more than 10% of its total assets (taken at current value), except when investing for temporary defensive purposes during times of adverse market conditions. A repurchase agreement is a contract under which the Fund would acquire a security for a relatively short period and the seller would agree to repurchase such security at the Fund's cost plus interest within a specified time (generally one day). Under the Investment Company Act of 1940, repurchase agreements are considered loans by the Fund. The Fund will not enter into any repurchase agreement in an amount which would jeopardize the


14




Fund's status as a regulated investment company or its ability to distribute tax-exempt dividends. Although the Fund may enter into repurchase agreements with respect to any securities which it may acquire consistent with its investment policies and restrictions, it is the Fund's present intention to enter into repurchase agreements only with respect to obligations of the U.S. Government or its agencies or instrumentalities and with respect to Kansas Municipal Securities. The Fund's custodian will hold the securities underlying any repurchase agreement in a segregated account. In investing in repurchase agreements, the Fund's risk is limited to the ability of the seller to pay the agreed-upon price at the maturity of the repurchase agreement. In the opinion of the Manager, the risk is not material, since in the event of default, barring extraordinary circumstances, the Fund would be entitled to sell the underlying securities or otherwise receive adequate protection under federal bankruptcy laws for its interest in such securities. To the extent that proceeds from any sale upon a default are less than the repurchase price, however, the Fund could suffer a loss. In addition, the Fund may incur certain delays in obtaining direct ownership of the collateral.

The Fund's Board of Trustees may change any of the foregoing policies that are not fundamental without an affirmative vote of a "majority of the Fund's outstanding voting shares," as defined in "Investment Objective, Policies and Restrictions" in the Fund's Statement of Additional Information.


                            NET ASSET VALUE

The net asset value per share of the Fund is determined by calculating the total value of the Funds' assets, deducting total liabilities, and dividing the result by the number of shares outstanding. Fixed income securities for which quotations are readily available are valued at the mean between the quoted bid and asked price. Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued at fair value as determined by Ranson Capital Corporation (the "Evaluator") pursuant to procedures adopted by the Board of Trustees, using methods which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications as to value from dealers and general market conditions. The Evaluator may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures utilized by the Evaluator and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Trustees and are periodically reviewed by the Board of Trustees. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost. Other assets are valued at fair value as determined in good faith by the Trustees of the Fund. The net asset value of the Fund is computed once daily as of 3:15 p.m. Central time on each day that the New York Stock Exchange is open for trading. The public offering price based thereon becomes effective as of the time of such computation. The New York Stock Exchange is closed on weekends and on the following days: New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund reserves the right to calculate the net asset value and to adjust the public offering price based thereon more frequently than once each day if deemed desirable.


                       PURCHASE OF SHARES

Shares may be purchased at the public offering price through any securities dealer having a sales agreement with Ranson Capital Corporation (the "Distributor"). Shares may also be purchased through banks and certain other


15




financial institutions that have agency agreements with the Distributor. These financial institutions will receive transaction fees that are the same as commissions to dealers and may charge their customers service fees relating to investments in the Fund. Purchase requests should be addressed to the dealer or agent from which this Prospectus was received which has a sales agreement with the Distributor. Such dealer or agent may place a telephone order with the Distributor for the purchase of Fund shares. It is a dealer's or broker's responsibility to promptly forward payment and registration instructions (or completed applications) to the Transfer Agent for shares being purchased. Reference should be made to the wire order to ensure proper settlement of the trade. Payment must be received within seven days of the order or the trade may be cancelled and the dealer or broker placing the trade will be liable for any losses. The public offering price is the net asset value per share next determined plus a sales charge that will be a percentage of the public offering price and will vary as shown below. Current sales charge rates are:

                                                 SALES CHARGE
                                           AS A               AS A                DEALER
                                       PERCENTAGE OF      PERCENTAGE OF          ALLOWANCE
                                         OFFERING        NET ASSET VALUE      AS PERCENTAGE OF
                                           PRICE            INVESTED           OFFERING PRICE
                                       -------------     ---------------      ----------------
AMOUNT OF PURCHASE
------------------
Less than $50,000                          4.25%              4.44%                3.60%
$50,000 but less than $100,000             3.75%              3.90%                3.15%
$100,000 but less than $250,000            3.25%              3.36%                2.75%
$250,000 but less than $500,000            2.50%              2.56%                2.00%
$500,000 but less than $1,000,000          1.50%              1.52%                1.40%
$1,000,000 or more                         0.75%              0.76%                0.70%

The minimum initial investment is $1,000 and there is a $100 minimum on all additional investments (excluding reinvestment of dividends and capital gains). The Fund reserves the right to redeem Fund accounts that are reduced to a value of less than $1,000 (for any reason other than fluctuation in the market value of the Fund's portfolio securities). Should the Fund elect to exercise this right the investor will be notified before such redemption is processed that the value of the investor's account is less than $1,000 and that the investor will have sixty days to increase the account to at least the $1,000 minimum amount before the account is redeemed.

Shares of the Fund may be sold at net asset value to the officers and Trustees of the Fund, to any subsidiary companies of Ranson Capital Corporation and to any employees of Ranson Capital Corporation or to members of their immediate families. Immediate family members shall include spouses, children, fathers, mothers, brothers or sisters. Shares of the Fund may also be sold at their net asset value to any employee or registered representative of any dealer which has a sales agreement with Ranson Capital Corporation, to any such employee or representative either jointly with his or her spouse or as custodian for the minor child of such employee.

From time to time the Distributor may implement programs under which dealers and their representatives may be eligible to participate in which such firms may win nominal awards for certain sales efforts or under which the Distributor will reallow additional concessions to any dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor or participates in sales programs sponsored by the


16




Distributor. These programs will not change the price that an investor pays for shares or the amount that the Fund will receive from such sale. In addition, the Fund and the Distributor may pay firms that sell the Fund's shares an annual service fee for administrative and shareholder services, as described under "The Distributor."

LETTERS OF INTENT
An investor may qualify for a reduced sales charge immediately by stating his or her intention to invest in one or more series of the Fund, during a 13-month period, an amount that would qualify for a reduced sales charge and by signing a nonbinding Letter of Intent, which may be signed at any time within 90 days after the first investment to be included under the Letter of Intent. After signing the Letter of Intent, each investment made by an investor will be entitled to the sales charge applicable to the total investment indicated in the Letter of Intent. If an investor does not complete the purchases under the Letter of Intent within the 13-month period, the sales charge will be adjusted upward, corresponding to the amount actually purchased. When an investor signs a Letter of Intent, shares of a series of the Fund with a value of up to 5% of the amount specified in the Letter of Intent will be restricted. If the total purchases made by an investor under the Letter of Intent, less redemptions, equals or exceeds the amount specified in the Letter of Intent, the restriction on the shares will be removed. In addition, if the total purchases, exceed the amount specified and qualify for a further quantity discount, the Distributors will make a retroactive price adjustment and will apply the adjustment to purchase additional shares at the then current applicable offering price. If an investor does not complete purchases under a Letter of Intent, the sales charge is adjusted upward, and if after written notice to the investor, he or she does not pay the increased sales charge, sufficient restricted shares will be redeemed at the current net asset value to pay such charge. In connection with the determination of sales charges applicable to the purchase of shares of the Fund, the Letter of Intent program will take into account investments in shares of any other mutual fund carrying a sales load of which Ranson Capital Corporation is the distributor.

CONCURRENT PURCHASES
An investor who concurrently purchases shares of the Fund and units of any unit investment trust sponsored by Ranson Capital Corporation will be charged the sales charge on the respective purchase at the level specified in the respective prospectus based on the aggregate dollar value of the combined purchases.

An investor or his or her dealer or agent must notify the Transfer Agent whenever a quantity discount is applicable to purchases. Upon such notification, an investor will receive the lowest applicable sales charge. Quantity discounts may be modified or terminated by the Distributors at any time. For more information about quantity discounts, contact the dealer or agent from which this Prospectus was obtained or the Distributors.

OPEN ACCOUNT PROGRAM/CERTIFICATES
All investors in the Fund will be enrolled in an Open Account Program when they make their first investment in the Fund, unless they elect otherwise. Investors may then make additional purchases whenever they wish, but they are not obligated to make any additional investments. Whenever investors make an investment in the Fund, full and fractional shares will be purchased for their account at the next determined public offering price applicable to their purchase after the Fund receives their order.

If an investor elects not to be enrolled in the Open Account Program by notifying the Transfer Agent in written form, he or she will be sent share certificates representing the full shares of the Fund and will be required to surrender the certificates to redeem such shares. Fund share certificates will be mailed within 10


17




days of an investor's request. Certificates will not be sent outside of the United States. Investors should promptly notify the Fund if certificates are not received. The Fund will not file a mail loss claim later than one year after the issuance of Fund share certificates. After one year, investors requesting replacement certificates may be required to post an insurance bond in the amount of 2% of the market value of the certificated shares.


                          SPECIAL PROGRAMS

UNIT INVESTMENT TRUST REINVESTMENT
Investors in any Series of The Kansas Tax-Exempt Trust may reinvest distributions of principal and interest from such trust in shares of the Fund with no sales charge and no minimum investment. The Fund reserves the right to modify or terminate this program at any time.

REDEMPTIONS FROM OTHER FUNDS
Shares of the Fund may be purchased at net asset value where the amount invested is documented to the Fund to be proceeds from the redemption of shares of an unrelated investment company which does not impose a contingent deferred sales charge or redemption fee and where the investor paid an initial sales charge. Purchases must be made within 60 days of the redemption date. The Fund reserves the right to modify or terminate this privilege at any time.

Where the amount invested is documented to the Fund to be proceeds from the redemption of shares of The Kansas Insured Intermediate Fund, shares of the Fund may be purchased at net asset value plus a sales charge equal to the difference between the sales charge set forth above under "Purchase of Shares" and the sales charge originally paid with respect to the redeemed shares of The Kansas Insured Intermediate Fund. Purchases must be made within 60 days of the redemption date. The Fund reserves the right to modify or terminate this privilege at any time.

GROUP PROGRAM
The Fund has a group investment and reinvestment program (the "Group Program") which allows investors to purchase shares of a Series of the Fund with a lower minimum initial investment and with a lower sales charge if the investor and the Group Program of which he or she is a participant meet the cost saving criteria set forth below.

Description of Group Program. If the investor's Group Program (such as an employee investment program) meets the requirements described below, a series of the Fund will modify the $1,000 initial investment requirement to such minimum investment as may be determined by the Fund. The sales charge set forth under "Purchase of Shares" for each purchase by a participant of a Group Program will be based on (i) the combined current purchases of such group of shares together with (ii) the combined net asset value of shares of such group at the time of such investment. The dealer or agent, if any, through which the Group Program was initiated will be entitled to a dealer concession or agency commission based on the sales charges paid by participants of such Group Program.

Criteria for the Group Program. The cost savings criteria to the Fund that must be met in order for a Group Program to qualify for the benefits set forth above are:

(a) The administrator of an investor's investment program must have entered into an agreement with the Distributor.


18




(b) Such agreement must provide that the administrator must submit a single order and make payment with a single remittance for all investments during each investment period (e.g., each pay period or distribution period) by all investors who choose to invest through the Group Program.

(c) Such agreement must provide that the administrator will provide the Transfer Agent with appropriate backup data for each participating investor in a computerized format compatible with the Transfer Agent's processing system.

Additional Criteria for the Group Program. As further requirements for obtaining these special benefits under the Group Program, the Fund requires that investments be in the form of an Open Account (with no share certificates being issued), that all dividends and other distributions be reinvested in additional shares without any systematic withdrawal program described herein and that the minimum new investment in shares of the Fund by each participant in an employee investment program be at least $25 per month. The Fund reserves the right to modify or terminate this program at any time.

SYSTEMATIC WITHDRAWAL PROGRAM
The owner of $10,000 or more of shares of the Fund (which may not be in certificated form) may provide for the payment from his or her account of any requested dollar amount to his or her designated payee monthly, quarterly or annually. Sufficient shares will be redeemed from the investor's account for the designated amount so that the payee will receive it approximately the first of each month. Dividend distributions automatically will be reinvested under this program. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. The program may be terminated at any time by the investor. If an investor desires to utilize this program, he or she may so indicate on the Account Application included with this prospectus.

It ordinarily will be disadvantageous to an investor to purchase shares (except through reinvestment of distributions) while participating in a systematic withdrawal program because he or she will be paying a sales charge to purchase shares at the same time that shares are being redeemed upon which such investor may already have paid a sales charge. Therefore, the Fund will not knowingly permit an investor to make additional investments of less than $10,000 if an investor is at the same time making systematic withdrawals at a rate greater than the dividend distributions being paid on such investor's shares. The Fund reserves the right to amend or terminate the systematic withdrawal program on thirty days' notice, and investors may withdraw from the program at any time. The Fund reserves the right to modify or terminate this program at any time.

PREAUTHORIZED INVESTMENT PROGRAM
An investor may establish an automatic investment program with his or her Fund account. With the Preauthorized Investment Program, monthly investments (minimum $100) are made automatically from an investor's account at a bank, savings and loan or credit union into such investor's Fund account. By enrolling in the Preauthorized Investment Program, the investor authorizes the Fund and its agents to take money out of his or her predesignated bank, savings and loan or credit union account and invest that money in his or her Fund account. If an investor also has expedited wire transfer redemption privileges with his or her Fund account, such investor must designate the same bank, savings and loan or credit union account for both the Preauthorized Investment Program and wire redemption programs. Any account owner may terminate this privilege simply by sending written notice to the Transfer Agent. Termination will become effective as soon as the Transfer Agent has had a reasonable time to act upon the request. The Preauthorized


19




Investment Program may not be used with passbook savings accounts. Fund shares purchased by the Preauthorized Investment Program must be owned for 15 days before they may be redeemed. If an investor desires to utilize this program, he or she may so indicate on the Account Application included with this prospectus. The Fund reserves the right to modify or terminate this program at any time.

RIGHTS OF ACCUMULATION
A purchase of shares may qualify for a cumulative quantity discount. The applicable sales charge will be based on the total of:

(a)  the investor's current purchase; and

(b) the net asset value (at the close of business on the previous day) of the shares of the Fund held by an investor.

For example, if an investor owned shares worth $40,000 at the current net asset value and purchased an additional $10,000 of shares, the sales charge for the $10,000 purchase would be at the rate applicable to a single $50,000 purchase.

To qualify for the cumulative quantity discount on a purchase through a broker-dealer, when each purchase is made, the investor or broker-dealer must provide the Fund with sufficient information to verify that the purchase qualifies for the discount.

REINSTATEMENT PRIVILEGE
An investor who has redeemed shares of the Fund may reinvest up to the full amount of such redemption at net asset value at the time of reinvestment. An investor using this privilege a year or more after such investor redeemed shares of the Fund must file a new account application and provide proof that such investor was a shareholder of the Fund. See "Dividends and Taxes" regarding the potential tax implications of exercising this privilege. The Fund reserves the right to modify or terminate this privilege at any time.


                         REDEMPTION OF SHARES

Upon receipt of a redemption request in proper form addressed to the Transfer Agent, shares of the Fund will be redeemed by the Fund. The redemption price for shares of the Fund is based on the net asset value per share next determined after receipt of the redemption request. Redemption requests must be in writing, accompanied by any issued certificates (for investor protection, certificates should be sent by registered mail). Redemption requests and any certificates or stock power must be endorsed by all registered owners with signatures guaranteed by a member firm of a national securities exchange or by a commercial bank, savings and loan association or trust company. Further documentation may be requested from corporations, executors, administrators, trustees or guardians.

Alternatively, an investor may place an order to sell shares (whether in certificate or book entry form) through his or her dealer or agent which has a sales agreement with the Distributor and from which this prospectus was received, which dealer or agent will telephone such request to the Distributor. The investor will receive the net asset value next determined after the Distributor receives such sell order from the dealer or agent. The Fund does not charge for this transaction.


20




Whether shares are redeemed by the Fund or sold through an investor's dealer or agent, a check for the proceeds ordinarily will be mailed to an investor or his or her dealer or agent within seven calendar days after a redemption request or repurchase order and Share certificates (if any) are received in proper form as set forth above.

If a request to redeem shares is received shortly after the purchase of such shares, the Fund will not mail the proceeds until checks received for the purchase of shares have cleared, which may take up to 15 days. The proceeds of a redemption may be more or less than the cost of the shares.

The right of redemption or resale of the Fund may be suspended or the date of payment postponed during any period when the New York Share Exchange is closed.


                        DIVIDENDS AND TAXES

DIVIDENDS
The Fund will declare distributions on a daily basis to shareholders of record on the date of each declaration and will pay such distributions on a monthly basis. The monthly distribution will be composed of the investment income earned by the Fund less the expenses of the Fund plus all or a portion of net short-term capital gains (such net short-term capital gains reduced by net long-term capital losses, if any, and carryover capital losses from previous years) realized by the Fund on transactions in securities. The Fund will also declare and make distributions of net long-term capital gains, if any, at least annually. Net long-term capital gain distributions consist of the realized long-term capital gains on transactions in securities of the Fund, net of certain realized capital losses and less certain carryover capital losses from previous years.

The Fund automatically will credit monthly distributions and any capital gain distributions to an investor's account in additional shares of the Fund valued at net asset value on the date such distributions are payable, without sales charge, unless an investor elects to the Transfer Agent of the Fund to have distributions received in cash. Distributions that are reinvested are treated as cash distributions for income tax purposes. If an investor elects to change the method of distribution, such change will be effective only with regard to distributions for which the payment date is seven or more business days after the Transfer Agent has received the written request.

A check will be generated on the date on which distributions are payable for dividends to be received in cash. An investor can expect to receive this check within seven days. If the U. S. Postal Service cannot deliver the check, or if the checks remain uncashed for six months, the checks will be reinvested in the investor's account at the then-current net asset value and all future dividends will be reinvested.

Distribution checks may be sent to parties other than the investor. The Transfer Agent of the Fund can provide investors with a "Dividend Order" form for such purposes. After the Transfer Agent receives this completed form with a signature guarantee, distribution checks will be sent to the bank or other person designated as an investor.

TAXES
The Fund has elected and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") and, if so qualified, will generally not be liable for federal


21




income taxes to the extent it timely distributes its earnings. If in any year the Fund should fail to qualify under Subchapter M for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its taxable income for that year, and distributions to shareholders of the Fund would be taxable to such shareholders as ordinary income to the extent of the earnings and profits of the Fund, including distributions that would otherwise qualify as exempt- interest dividends. For shareholders of the Fund that are corporations, such distributions would be eligible for the dividends-received deduction. In addition, the Fund intends to invest in sufficient municipal securities so that it will qualify to pay "exempt-interest dividends" (as defined in the Code) to shareholders; the Fund's dividends payable from net tax-exempt interest earned from municipal securities will qualify as exempt-interest dividends if, at the close of each quarter of the taxable year of the Series, at least 50% of the value of the Fund's total assets consists of tax-exempt municipal securities.

Exempt-interest dividends distributed to shareholders generally are not subject to federal income tax except to the extent such interest is subject to the alternative minimum tax, as discussed hereinafter. The percentage of income that is tax-exempt is applied uniformly to all distributions made during each calendar year and thus is an annual average for the Fund rather than a day-by-day determination for each shareholder whether received in shares or in cash. The percentage of all distributions of earnings other than exempt-interest dividends paid by the Fund, such as net investment income received from investments in debt securities other than municipal securities, and any net realized short-term capital gains (including certain amounts deemed distributed) will generally be taxable to the shareholders as ordinary income. Any distribution of net realized long-term capital gains (including amounts deemed distributed) will generally be subject to federal taxation as long-term capital gains ("long-term capital gain distributions"), regardless of the length of time the investor has held such shares.

"The Revenue Reconciliation Act of 1993" (the "Tax Act") subjects tax-exempt municipal securities to the market discount rules of the Code effective for municipal securities purchased after April 30, 1993. In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an Investor's purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued), subject to a statutory de minimus rule. Market discount can arise based on the price the Fund pays for municipal securities. Under the Tax Act, accretion of market discount is taxable as ordinary income; under prior law the accretion had been treated as capital gain. Market discount that accretes while the Fund holds a municipal security would be recognized as ordinary income by the Fund when principal payments are received on the municipal security, or upon sale or at redemption (including early redemption), unless the Fund elects to include market discount in taxable income as it accrues. Distributions to shareholders of the Fund, to the extent of any market discount that is included in the Fund's taxable income, would be taxable to shareholders as ordinary income.

For both individuals and corporations, interest paid on certain "private activity bonds" issued on or after August 8, 1986 will be treated as an item of tax preference and may, therefore, be subject to the alternative minimum tax. To the extent provided by regulations to be issued by the Secretary of the Treasury, exempt-interest dividends paid by the Fund will be treated as interest on private activity bonds to the extent of the proportionate amount of interest on such private activity bonds received by the Fund. Such exempt-interest dividends constitute a tax preference item subject to both the individual and corporate alternative minimum tax. The Fund will annually supply shareholders with a report indicating the percentage of Fund income attributable to bonds subject to the alternative minimum tax.

Exempt-interest dividends received by a shareholder which are not with respect to certain "private activity bonds" are not treated as a tax preference item. However, for certain corporate shareholders such dividends


22




will be included in the computation of an adjustment item used in determining such corporation's alternative minimum tax and environmental tax (the "Superfund Tax"). The adjustment item is 75% of the excess of such corporate shareholder's "adjusted current earnings" over its other alternative minimum taxable income with certain adjustments. Although exempt-interest dividends received by a shareholder will not be included in the gross income of corporations for federal income tax purposes, "adjusted current earnings" include all tax-exempt interest, including exempt-interest dividends received from the Fund. Corporate shareholders are advised to consult their tax advisers with respect to the tax consequences of the alternative minimum tax, the Superfund Tax and the branch profits tax under Section 884 of the Code.

For taxpayers other than corporations, net capital gains are presently subject to a maximum stated marginal tax rate of 28%. All taxpayers are required to disclose to the Internal Revenue Service on their tax returns the amount of tax-exempt interest earned during the year including exempt-interest dividends from the Fund.

The hedging activities and transactions in options and futures contracts of the Fund are subject to special tax provisions that may accelerate or defer recognition of certain taxable gains or losses, alter the holding periods of certain of the Fund's securities, or convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Recognition of unrealized taxable gains by the Fund under the "mark to market" rules of the Code may increase the difficulty of compliance with requirements which must be satisfied in order for the Fund to continue to qualify as a regulated investment company, thus requiring the Fund to limit its hedging activities. Such activities also may be limited by the requirement that the Fund derive less than 30% of its annual gross income from the sale or other disposition of securities held for less than three months in order to qualify as a regulated investment company under the Code.

Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during January of the following year will be treated as having been distributed by the Fund (and received by the shareholders) on December 31 of the year such dividends are declared.

Distributions from the Fund will not generally be eligible for the dividends received deduction for corporations.

The Fund is required by law to withhold a specified percentage of taxable dividends and certain other payments, including redemption payments, paid to non-corporate investors who do not certify to the Fund their correct taxpayer identification number (in the case of individuals, their social security number) and in certain other circumstances as may be required by the Code.

Under Section 86 of the Code, up to 85% of a social security recipient's benefits may be included in gross income for a benefit recipient if the sum of his adjusted gross income, income from tax-exempt sources such as tax-exempt bonds and distributions made by the Fund plus 50% of his social security benefits exceeds certain base amounts. Income from the Fund is still tax-exempt to the extent described above, it is only included in the calculation of whether a recipient's income exceeds certain established amounts.

Redemption of shares of the Fund will be a taxable transaction for federal income tax purposes and such investors will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the


23




amount received. Assuming that investors hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long-term if investors have held such shares for a period of more than one year. In the case of shareholders holding shares of the Fund for six months or less and subsequently selling those shares at a loss after receiving an exempt-interest dividend, the loss will be disallowed to the extent of the exempt-interest dividends received. If such loss is not entirely disallowed, it will be treated as a long-term capital loss to the extent any long-term capital gain distribution is made with respect to such shares during the six-month period or less that the investor owns the shares. If a loss is realized on the redemption of Fund shares, the reinvestment in additional Fund shares or the acquisition of a contract or option to acquire securities that are substantially identical to Fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes. In addition, an investor cannot take into account any sales or similar charge incurred in acquiring shares of the Fund (a "load charge," such charge does not include amounts paid with respect to the reinvestment of mutual fund share dividends) in computing gain or loss on the sale of shares of the Fund if the investor sells such shares within 90 days of the date the shares are acquired and the investor obtains and subsequently exercises the right to reinvest in shares of any mutual fund without the payment of a load charge or with the payment of a reduced charge (however, such charges shall be treated as incurred in connection with the reinvestment in shares).

The Tax Act raised tax rates on ordinary income while capital gains remain subject to a 28 percent maximum stated rate. Because some or all capital gains are taxed at a comparatively lower rate under the Tax Act, the Tax Act includes a provision that recharacterizes capital gains as ordinary income in the case of certain financial transactions that are "conversion transactions" effective for transactions entered into after April 30, 1993. It is possible that this provision could result in the recharacterization of amounts or distributions otherwise characterized as capital gains by the Fund or a shareholder as ordinary income. Shareholders of the Fund should consult with their advisers regarding the potential effect of this provision on their investment in shares of the Fund.

Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund which distributes exempt-interest dividends during the year is not deductible for federal income tax purposes. Further, the Fund may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development bonds held by the Fund or are "related persons" to such users; such persons should consult their tax advisers before investing in the Fund.

State and Local Tax Aspects. To the extent that exempt-interest dividends are derived from interest on Kansas Municipal Securities, that are exempt from Kansas income taxes, such dividends will also qualify as exempt from Kansas income taxes. Otherwise, both the nonqualifying exempt-interest dividends and dividends taxable for federal income tax purposes as ordinary income will be subject to income tax in the hands of the shareholders of the Fund. Distributions treated as long-term capital gains for federal income tax purposes will generally receive the same characterization under Kansas law. The foregoing discussion of Kansas law does not apply to shareholders which are corporations or banks, for which dividends from the Fund are not exempt. Corporations and banks are urged to consult their own tax advisers before investing in the Fund.

Except as described above with respect to Kansas income taxation, the exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local taxing authority. Taxpayers should consult their own advisers regarding the consequences under such taxes with respect to the purchase, ownership, and disposition of shares of the Fund.


24




The tax discussion set forth above is for general information only. Annually, shareholders of the Fund receive information as to the tax status of distributions made by the Fund in each calendar year. The foregoing relates to federal income taxation and to Kansas income taxation as in effect as of the date of this Prospectus. Investors should consult their own tax advisers regarding the federal, state, local, foreign and other tax consequences of an investment in the Fund, including the effects of any change, including any proposed change, in the tax laws.


                   DESCRIPTION OF SHARES AND RIGHTS

The Fund's Agreement and Declaration of Trust ("Trust Agreement") permits its Trustees to issue an unlimited number of shares, without par value, from each Series that is designated by the Board of Trustees. Each share of a Series represents an equal proportionate interest in the assets and liabilities belonging to the Series with each other share of such Series and is entitled to such dividends and distributions out of the income belonging to the Series as are declared by the Trustees. The shares do not have cumulative voting rights nor any preemptive rights. In case of a liquidation, subject to the rights of creditors, the holders of the shares of the Series being liquidated will be entitled to receive a distribution out of the net assets belonging to the Series being liquidated. Should additional Series be designated by the Board of Trustees, the net asset value of the shares of each of such Series will be computed based only upon the net assets of each such Series.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Fund as does a partner of a partnership. The Trust Agreement contains an express disclaimer of liability on the part of Fund shareholders and provides that the Fund shall assume the defense on behalf of its shareholders. Thus, the risk of Fund shareholder liability is slight and limited to a circumstance where a Series itself is unable to meet its obligations.

As a Massachusetts business trust, the Fund is not required to and does not intend to hold annual shareholders' meetings. However, the Trust Agreement provides for Fund shareholder voting with respect to certain matters, including: (a) the election or removal of Trustees if a meeting is called for that purpose; (b) any contract as to which shareholder approval is required by the Investment Company Act of 1940, as amended (the "1940 Act"); (c) any termination or reorganization of the Fund or any Series of the Fund to the extent provided in the Trust Agreement; and (d) any amendment of the Trust Agreement (other than amendments designating new Series, changing the name of the Fund or any Series of the Fund, supplying any omission, curing any ambiguity, or curing, correcting or supplementing any provisions inconsistent with the 1940 Act or the Code). Meetings of shareholders may be called upon written application specifying the purpose of the meeting by shareholders holding at least 25% (or 10% if the purpose of the meeting is to determine if a Trustee is to be removed from office) of the shares then outstanding. In connection with the shareholders' right to remove a Trustee, shareholders will be assisted with their communications in such manner.


                          FUND MANAGEMENT

The business and affairs of the Fund will be managed under the direction of the Board of Trustees. The Trustees are subject to the fiduciary responsibilities imposed by the laws of the Commonwealth of Massachusetts.


25




Subject to the Trustees' authority, Ranson Capital Corporation, a Kansas Corporation, 201 South Broadway, Minot, North Dakota 58701 (the "Manager") will supervise and implement the Fund's investment activities and will be responsible for overall management of the Fund's business affairs. Ranson Capital Corporation is also the investment adviser of the Fund and will perform certain evaluations of the securities held by the Fund. The Fund will pay the Manager a monthly management and investment advisory fee equivalent on an annual basis to .50 of 1% of its average daily net assets. For the year ended July 31, 1995, the Fund paid the Manager management and investment advisory fees equal to .26% of the average net asset value of the Fund.

Overall portfolio management strategy for the Fund is determined by the Manager under the general supervision and direction of Robert E. Walstad, the President of the Fund and of the Manager since January 5, 1996. Mr. Walstad is also the President of the five other open-end funds and of ND Money Management, Inc., their investment adviser, and has supervised and directed the management of their portfolios since they commenced operations. The day-to-day management of the Fund, including credit analysis and the execution of portfolio transactions, is the responsibility of Alex R. Meitzner, the Assistant Vice President - Investments of the Manager. Mr. Meitzner had been the Executive Vice President of the Manager until January 5, 1996, when he was elected to his present position. All portfolio management decisions are subject to weekly review by Mr. Walstad and to quarterly review by the Fund's Board of Trustees.

The Manager is a broker-dealer registered with the Securities and Exchange commission and a wholly-owned subsidiary of The Ranson Company, Inc., a Kansas corporation. All of the outstanding shares of stock of the Ranson Company, Inc., are owned by ND Holdings, Inc., a North Dakota corporation.
The Manager was formed in 1990 and until December 29, 1995, served as sponsor, portfolio supervisor and securities evaluator for Series 1 through 78 of The Kansas Tax-Exempt Trust and Series 1 through 5 of The Nebraska Tax-Exempt Trust. The Manager is also the investment adviser for The Kansas Insured Intermediate Fund and The Nebraska Municipal Fund, which have current net asset values of $31,862,484 and $17,083,085, respectively. The Manager has not retained the right to withdraw from the Fund the use of the name
"Ranson," but the Manager may grant the use of the name "Ranson" to another investment company.

Under the terms of the Management and Investment Advisory Agreement, the Manager has agreed to pay all expenses of the Fund, including the Fund's management and investment advisory fee and the Fund's dividend disbursing, administrative and accounting services fees (but excluding taxes and brokerage fees and commissions, if any) that exceed 1.25% of the Fund's average daily net assets on an annual basis up to the amount of the investment advisory and management fee payable by the Fund to the Manager. Reimbursements by the Manager for such Fund expenses will be paid monthly based on annualized year to date expenses. All other expenses shall be paid by the Fund. From time to time and subject to discontinuance at any time, the Manager may voluntarily assume certain expenses of the Fund. This will have the effect of lowering the overall expense ratio of the Fund and of increasing yield to investors. The Fund's expenses include, among others, taxes, brokerage fees and commissions, if any, fees of Disinterested Trustees, expenses of Trustees' and shareholders' meetings, insurance premiums, expenses of redemption of shares, expenses of issue and sale of shares (to the extent not borne by the Distributors), expenses of printing and mailing certificates, association membership dues, charges of the Fund's custodian, and bookkeeping, auditing and legal expenses, and the fees and expenses of registering the Fund and its shares with the Securities and Exchange Commission, registering or qualifying its shares under state securities laws and the expenses of preparing and mailing prospectuses and reports to shareholders.


26




ND Resources, Inc. ("Resources"), a wholly-owned subsidiary of ND Holdings, Inc., a North Dakota corporation, acts as the Fund's administrative and accounting services agent. For these services, Resources receives an administrative and accounting services fee payable monthly from the Fund equal to the sum of (i) $2,000 per month and (ii) 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million of average daily net assets, 0.04% of the Fund's average daily net assets on an annual basis for the Fund's next $50 million of average daily net assets, 0.03% of the Fund's average daily net assets on an annual basis for the Fund's next $100 million of average daily net assets, 0.02% of the Fund's average daily net assets on an annual basis for the Fund's next $300 million of average daily net assets, and 0.01% of the Fund's average daily net assets on an annual basis for the Fund's average daily net assets in excess of $500 million, together with reimbursement of Resource's out-of-pocket expenses. This fee and reimbursement are in addition to the investment advisory and management fee received by the Manager, which is also indirectly owned by ND Holdings, Inc., from the Fund.

The Board of Trustees has the authority without shareholder approval, to determine who will perform the following services for the Fund: securities evaluator; custodian of the Fund's securities and cash; and, dividend disbursing, administrative and accounting services agent.

In effecting purchases and sales of the Fund's portfolio securities, the Manager and the Fund may place orders with and pay brokerage commissions to brokers which are affiliated with the Fund, the Manager, the Distributor or selected dealers participating in the offering of the Fund's shares. In addition, in selecting among firms to handle a particular transaction, the Manager and the Fund may take into account whether the firm has sold or is selling shares of the Fund. Subject to rules adopted by the Securities and Exchange Commission, the Fund may also purchase municipal securities from other members of underwriting syndicates of which the Distributor or other affiliates of the Fund are members.


                          THE DISTRIBUTOR

Shares of the Fund are offered on a continuous basis through Ranson Capital Corporation, a Kansas Corporation, 201 South Broadway, Minot, North Dakota 58701. Pursuant to a Distribution and Services Agreement, the Distributor will purchase shares of the Fund for resale to the public, either directly or through securities dealers or agents, and is obligated to purchase only those shares for which it has received purchase orders. In addition to agreements with securities dealers, the Distributor may enter into agreements with banks or bank affiliates with respect to the sale of shares of the Fund. Under the Glass-Steagall Act, banks and bank affiliates are prohibited from underwriting Fund shares; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have not indicated that these particular agency transactions are not permitted under such Act. In the event the Glass-Steagall Act should prevent banks or bank affiliates from acting in any capacity or providing investor administrative and shareholder services, The Fund Trustees will consider what action, if any, is appropriate in order to provide efficient services to the Fund. It is anticipated that a termination of a relationship with a bank or bank affiliate would not result in a loss to investors or a change in net asset value.

Under the Distribution and Services Agreement between the Fund and the Distributor, the Distributor pays the expenses of distribution of the Fund's shares, including preparation and distribution of literature relating to the Fund and its investment performance and advertising and public relations material. The Fund bears the expenses of registration of its shares with the Securities and Exchange Commission and of sending prospectuses to existing


27





shareholders. The Distributor will permit its officers and employees to serve without compensation as Trustees and officers of the Fund if duly elected to such positions. The Fund will pay the cost of qualifying and maintaining qualification of the shares for sale under the securities laws of the various states if necessary. In addition, under the plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 and under which the Fund will pay some costs of the distribution of its shares, the Fund will pay the Distributor .25% of the average daily net assets of the Fund and the Distributor may in turn pay firms that sell the Fund's shares an annual service fee of up to .25% of average daily net assets of customer accounts in existence for more than one year for administrative and shareholder services or use some or all of such payment to pay other distribution expenses which otherwise would be payable by the Distributor.

The Distribution and Services Agreement continues in effect from year to year if specifically approved at least annually by the shareholders or Board of Trustees of the Fund and by the Fund's disinterested Trustees in compliance with the Investment Company Act of 1940. The agreement may be terminated without penalty upon sixty days' written notice by the Fund or ninety days' written notice by the Distributor and will automatically terminate if it is assigned.


                   SHAREHOLDER SERVICES AND REPORTS

Investors Fiduciary Trust Company ("IFTC") currently serves as Custodian of the Fund and has custody of all securities and cash of the Fund and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund. Effective on or about April 3, 1996, First Western Bank & Trust, 900 South Broadway, Minot, North Dakota 58701, will succeed IFTC as Custodian.

IFTC also currently serves as the Transfer Agent for the Fund and performs bookkeeping, data processing and administrative services related to the maintenance of shareholder accounts. Effective on or about April 3, 1996, ND Resources, Inc., 201 South Broadway, Minot, North Dakota 58701, will succeed IFTC as the Transfer Agent. When an investor makes an initial investment in the Fund, an account will be opened on the Fund's books and the investor will receive a confirmation of the opening of the account. An investor will receive monthly statements giving details of all activity in his or her account and will receive a statement whenever investments in or withdrawals from such account are made. The statement with tax information for the year will be mailed to investors by January 31 and will also be filed with the Internal Revenue Service.

As a rule, the Fund will not issue share certificates. However, upon written request to the Transfer Agent, a share certificate will be issued for any or all of the full shares credited to an investor's account. Share certificates which have been issued may be returned at any time.

Investors will receive annual financial statements, together with a report of independent auditors, and semi-annual unaudited financial statements. Investors will also receive notices of shareholders' meetings. Shareholder inquiries regarding their account should be directed to the Transfer Agent.


                 CALCULATION OF FUND PERFORMANCE DATA

From time to time, the Fund may advertise several types of performance information. These are "current yield," "tax equivalent yield," "distribution return," "average annual total return" and "total return." Each of these figures is based upon historical results and is not necessarily representative of the future performance of the Fund.


28




Current yield is determined by annualizing net investment income earned per share for a stated period (normally one month or thirty days) and dividing the result by the maximum public offering price at the end of the evaluation period.

Tax equivalent yield is determined by dividing that portion of current yield which is tax-exempt by one minus a stated combined state and federal income tax rate and adding that portion of the current yield, if any, that is not tax-exempt.

The Fund's distribution return is computed by dividing the income per share by the number of days in the current month and the quotient is multiplied by
365. The result is divided by the offering price per share on the last day of the month.

Average annual total return and total return figures measure both the net investment income generated by the Fund and the effect of any realized or unrealized appreciation or depreciation of the underlying investments in the portfolio of the Fund for the period in question, assuming the reinvestment of all dividends and capital gains distributions. Thus, these figures reflect the change in the value of an investment in the Fund during a specified period. Average annual total return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the Fund). Average annual total return figures are annualized and, therefore, represent the average annual percentage change over the period in question. Total return figures are not annualized and represent the aggregate percentage or dollar value change over the period in question.

From time to time, the Fund's performance may be compared to that of the Consumer Price Index or various unmanaged bond indexes and may also be compared to the performance of other fixed income or government bond mutual funds or mutual fund indexes as reported by entities such as Lipper Analytical Services, Inc. ("Lipper"). Lipper is a widely recognized independent mutual fund reporting service. Lipper performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges.

The Fund's shares are sold at net asset value plus a maximum sales charge of 4.25% of the offering price. While the maximum sales charge is normally reflected in the Fund's performance figures, certain total return calculations may not include such charge and those results would be reduced if it were included. The Fund's returns and net asset value will fluctuate. Shares of the Fund are redeemable by an investor at the then current net asset value, which may be more or less than original cost.


                         SUMMARY OF PROCEDURES

The following summary is intended as a reference guide for investors. It is not intended to be comprehensive. Investors should read the main body of the prospectus and consult with their dealer, agent or the Fund's customer service representatives as necessary.

PURCHASES
Initial investments of $1,000 or more and an account application (indicating phone order information as applicable) should be mailed to the dealer or agent from which this Prospectus was received which has a sales agreement with the Distributor or directly mailed to the Transfer Agent.
Investors qualifying for reduced initial minimum investments or reduced sales charges should indicate their qualification on the application. Additional


29




investments should be sent to the same address. Investors should include the purchase form from the bottom of their monthly statement and should include their account number on the check.

     Checks should be made payable to The Kansas Municipal Fund.

REDEMPTIONS
REDEMPTION REQUESTS must be signed by all registered owners, accompanied by signature guarantee(s). Fund shares held in certificate form must be submitted in proper form to effect redemption. The Transfer Agent may request such other documentation from corporations, executors, administrators, trustees or guardians as is deemed necessary to determine the authority of the individual making the request.

REDEMPTION REQUESTS AND OTHER TRANSFER AGENT INQUIRIES should be sent to the Fund, c/o the Transfer Agent.

OTHER
ADDRESS CHANGES: A new address should be indicated on the remittance advice on the bottom of an investor's monthly statement (or on a copy of the monthly statement) and mailed to the Transfer Agent at the above address. All other requests must be signature guaranteed.

REGISTRATION CHANGES: A new account is opened whenever there is a change in registration. Therefore, the procedures for redemption by mail should be followed indicating the requested registration changes. Shares will be transferred to the new account at net asset value on the same date as the closing of the old account.


         SALES INFORMATION, PERFORMANCE DATA, PRIOR DAYS'
               OFFERING PRICE AND NET ASSET VALUE
              CALL (701) 852-5292 OR (800) 601-5593.

    FOR INFORMATION ON ACCOUNT BALANCES AND ALL OTHER INQUIRIES
             CALL (800) 822-8460 UNTIL APRIL 3, 1996.
                 THEREAFTER, CALL (800) 601-5593.


30



------------------------------------------------
------------------------------------------------
      FUND MANAGER AND INVESTMENT ADVISER
          RANSON CAPITAL CORPORATION
             201 South Broadway
          Minot, North Dakota  58701

               TRANSFER AGENT
               BEFORE 4-3-96
      Investors Fiduciary Trust Company
           127 West 10th Street
        Kansas City, Missouri  64105

                AFTER 4-3-96
             ND Resources, Inc.
             201 South Broadway
          Minot, North Dakota  58701

                 CUSTODIAN
               BEFORE 4-3-96
      Investors Fiduciary Trust Company
           127 West 10th Street
        Kansas City, Missouri  64105

                AFTER 4-3-96
          First Western Bank & Trust
             900 South Broadway
          Minot, North Dakota  58701

            INDEPENDENT AUDITORS
        Brady, Martz & Associates, P.C.
           24 West Central Avenue
          Minot, North Dakota  58701

                LEGAL COUNSEL
             CHAPMAN AND CUTLER
           111 West Monroe Street
           Chicago, Illinois 60603



              TABLE OF CONTENTS
                                           PAGE
                                           ____
Fee and Expense Table                        2
Highlights of the Fund and
     Prospectus Summary                      3
Condensed Financial Information              6
The Fund                                     7
Investment Objective and Policies            7
Net Asset Value                             15
Purchase of Shares                          15
Special Programs                            18
Redemption of Shares                        20
Dividends and Taxes                         21
Description of Shares and Rights            25
Fund Management                             25
The Distributor                             27
Shareholder Services and Reports            28
Calculation of Fund Performance Data        28
Summary of Procedures                       29

------------------------------------------------
------------------------------------------------




------------------------------------------------
------------------------------------------------

                 RANSON MANAGED
                   PORTFOLIOS
                   THE KANSAS
                 MUNICIPAL FUND

          _____________________________

                   PROSPECTUS
            DATED: November 30, 1995
          (As amended February 2, 1996)
          _____________________________


                  DISTRIBUTOR
           RANSON CAPITAL CORPORATION
              201 South Broadway
           Minot, North Dakota  58701

------------------------------------------------
------------------------------------------------




-------------------------------------------------------------------------------
INITIAL APPLICATION                                 RANSON MANAGED PORTFOLIOS-
                                                     THE KANSAS MUNICIPAL FUND
                                 201 South Broadway, Minot, North Dakota 58701
ACCOUNT APPLICATION

Mail To:The Kansas Municipal Fund, 201 South Broadway, Minot, ND 58701

1. ACCOUNT REGISTRATION (Please Print) - NOTE: The name(s) and address shown below must read exactly in accordance with the registration of Shareholder Account (if any) currently on file.

/_/   INDIVIDUAL OR JOINT* ACCOUNT
_____________________________________     _____________________________________
Name                                      Joint Owner's name
*Joint tenants with rights of survivorship, unless you specify otherwise.

/_/   Check here if purchaser is employee of Broker/Dealer.

/_/   GIFT OR TRANSFER TO A MINOR (UGMA/UTMA)
_____________________ as custodian for ______________________under the ________
Custodian's name                    Minor's name                     State
Uniform Gifts/Transfers to Minors Act

/_/   TRUST
_____________________ as trustee(s) of _____________________    _______________
Trustee's name(s)                      Name of trust            Date of trust
                                       agreement                agreement
Please include copy of first and last page of trust agreement.

/_/  CORPORATION/OTHER ENTITY
_____________________________________   _______________________________________
Name of corporation or other entity     Type of organization (i.e. corporation,
                                               non-profit, partnership)
Please attach a certified copy of your corporate resolution showing the person(s) authorized to act on this account.

ADDRESS: __________________________ CITY, STATE, ZIP: _________________________
Social Security or taxpayer ID number: ____________ Day Telephone #:___________

-------------------------------------------------------------------------------

2. INITIAL INVESTMENT
______ Check Enclosed for $__________(Minimum Initial Investment is
     $1,000, thereafter $100.) Make Check Payable to The Kansas Municipal Fund. ______ The Dealer Firm Named Below Ordered My Initial Purchase of
___________ Shares by Wire on ____________________
                                     Date
______ Reinvestment of /_/ Principal and Interest /_/ Principal Only /_/ Interest Only at Net Asset Value From the Following Unit Investment
Trust(s) ______________________________________________________________________
This authorization will be sent to the Trustee to change Reinvestment instructions on the indicated UIT Series.

-------------------------------------------------------------------------------

3. DIVIDEND AND DISTRIBUTION OPTIONS. All Dividends and capital gains reinvested unless indicated.
          Dividend          Capital Gains

       /_/  Reinvest        /_/  Reinvest
       /_/  Cash            /_/  Cash
All cash distributions to Shareowner of record unless indicated below
Name     _____________________________________________________________
Address  _____________________________________________________________
City     __________________________ State _____________  Zip__________
Account number (if applicable) _____________ Attach voided check if payable to your bank account.

-------------------------------------------------------------------------------

4. LETTER OF INTENT
I request establishment of a Letter of Intent to purchase shares of Ranson Managed Portfolios-The Kansas Municipal Fund as described in this prospectus. These shares will be purchased over a thirteen-month period; the aggregate amount of these purchases will be at least equal to the amount indicated below:

___ $50,000    ___ $100,000    ___ $250,000    ___ $500,000    ___ $1,000,000
___ This is an amended Letter of Intent

-------------------------------------------------------------------------------

5. RIGHTS OF ACCUMULATION
If this account qualifies for a reduced sales charge under the Rights of Accumulation as described in this prospectus, please give the following information:
  ACCOUNT NUMBER OF RELATED ACCOUNTS              RELATIONSHIP TO INVESTOR
_____________________________________          _______________________________
_____________________________________          _______________________________
_____________________________________          _______________________________

-------------------------------------------------------------------------------

6. SYSTEMATIC WITHDRAWAL PLAN

______ Systematic Withdrawal (Available only for accounts of $10,000 or more)-Redeem sufficient shares on or about the 24th of the month and send check to the owner listed above: ______ Monthly: ______Quarterly (Jan., Apr., July & Oct.) for $______________ (Minimum $50). The first redemption to take place on the 24th of (indicate month)_____________ (Note: All distributions from the Fund must be reinvested)
______ Payment to a Different Payee or Account (Optional)-If systematic withdrawal checks are to be payable to person or address other than as registered above make checks payable to:
Name     _________________________________________________________________
Address  _________________________________________________________________
City     _______________________________ State____________ Zip____________
Account Number _________________ (if applicable)

-------------------------------------------------------------------------------

7. PREAUTHORIZED INVESTMENT PROGRAM
I hereby authorize the Transfer Agent to draw from my
account monthly beginning on the /_/ 5th or /_/  20th of ___________
     Amount                 Name of Bank                   ABA Number
________________     __________________________     ________________________

          Bank Address                      Bank Account No.
___________________________________     ____________________________________

Name Shown on Bank Records
_______________________________________________________________________________

Attached is one of unsigned checks marked "Void" to ensure the correct encoding

_____________________________________     _____________________________________
Signature                    Date          Signature Co-depositor       Date

-------------------------------------------------------------------------------

8. YOUR SIGNATURE AND TAX CERTIFICATIONS
See enclosed substitute Instructions and Important Notice. The Fund reserves the right to refuse to open an account without either a certified taxpayer identification number ("TIN") or a certification of foreign status. Failure to provide the tax certifications in this section may result in backup withholding on payments relating to your account and/or in your inability to qualify for treaty withholding rates.
_______________________________   OR   ________________________________
     Social Security Number            Employer Identification Number
I am a citizen of:  /_/ U.S.  /_/ _____________
My Country of residence for tax purposes is: /_/ U.S. /_/ _________________

Check one of the following:
/_/   The number shown above is my correct TIN. I am not subject to backup withholding due to underreporting of interest or dividend income either because no notification has been received from the IRS or because the IRS has notified me that I am no longer subject to backup withholding. (If you are subject to backup withholding, please cross out the second sentence.)

/_/   Awaiting TIN. A TIN has not been issued to me, but I am in the process of applying for a TIN from either the appropriate Internal Revenue Service Center or Social Security Administration Office. I understand that if I do not provide a TIN to the Fund within 60 days, the Fund is required to commence backup withholding until I provide a certified TIN. I am not subject to backup withholding due to underreporting of interest or dividend income either because no notification has been received from the IRS or because the IRS has notified me that I am no longer subject to backup withholding. (If you are subject to backup withholding, please cross out the third sentence.)

/_/   Exempt Recipient. I am an Exempt Recipient. The instructions give a list of the most common Exempt Recipients. (You should still provide a TIN.)

/_/   Exempt Foreign Person. I am an Exempt Foreign Person as
explained in the instructions.

Under the penalties of perjury, I certify that (1) the information provided on this application is true, correct and complete, (2) I have read the prospectus for the Fund in which I am investing and agree to the terms thereof, and (3) I am of legal age or an emancipated minor.

                               DATE: _____________________________________

___________________________________     __________________________________
            Signature                                Signature

-------------------------------------------------------------------------------

9. BROKER/DEALER USE ONLY: (PLEASE PRINT)      RANSON DEALER #
We hereby submit this application for the purchase of shares of the Kansas Municipal Fund indicated in accordance with the terms of our selling agreement with Ranson Managed Portfolios and with the prospectus for the Kansas Municipal Fund. We agree to notify Distributor of any purchases made under a letter of intent or right of accumulation.
Wire Order Only: The attached check for $_____________ should be applied against wire order
   Confirmation Number______________ Dated____________ For ________ Shares

Securities Dealer Name _____________________________________     ______________
Main Office Address ________________________________________       Account No.
Branch #____ Rep #_____ Representative Name_________________     ______________
Branch Address___________________ Telephone Number__________       Salesman's
Authorized Signature,                                               Last Name
Securities Dealer___________________________ Title__________     ______________
                                                                    R.R. No.
ACCEPTED:  Ranson Managed Portfolios  By___________________
Date_________________

-------------------------------------------------------------------------------

10.  ADDITIONAL INFORMATION
Each time there is a transaction in a Shareholder Account, the shareholder will receive a confirmation statement showing the current transaction.

Certificates can be issued for full shares only. These certificates will be sent to the shareholder only upon specific request.

The method of delivery of share certificates is at the option and risk of the shareholder. If sent by mail, registered and insured mail is suggested.

All correspondence regarding Shareholder Accounts should be addressed to the Fund, c/o ND Resources, Inc., 201 South Broadway, Minot, North Dakota 58701.

This form is not authorized for distribution to prospective purchasers of shares of the Portfolio in states where such shares are not qualified for sale.

-------------------------------------------------------------------------------






                   STATEMENT OF ADDITIONAL INFORMATION

                        RANSON MANAGED PORTFOLIOS

                        THE KANSAS MUNICIPAL FUND

The Kansas Municipal Fund is an investment portfolio of Ranson Managed Portfolios, a management investment company. The term "the Fund" as used herein shall refer to either Ranson Managed Portfolios or The Kansas Municipal Fund series of Ranson Managed Portfolios as the context may require. The investment objective of The Kansas Municipal Fund is to provide its shareholders with as high a level of current income exempt from both federal income tax and Kansas income tax as is consistent with preservation of capital. The Fund's manager is Ranson Capital Corporation.

This Statement of Additional Information is not a prospectus but shall be read in conjunction with the Prospectus for the Fund dated November 30, 1995, as amended February 2, 1996 (the "Prospectus"). A copy of the Prospectus may be obtained without charge by calling the Fund at (701) 852-5292.

The Prospectus and this Statement of Additional Information omit certain of the information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. These items may be obtained from the Commission upon payment of the fee prescribed, or inspected at the Commission's office at no charge.

                         TABLE OF CONTENTS

                                                               PAGE
                                                               ----
The Fund and its Shares                                          2
Investment Objective, Policies and Restrictions                  2
Officers and Trustees                                            6
Custodian                                                        7
Independent Auditors                                             7
Management and Investment Advisory Agreement                     8
Portfolio Transactions                                           8
Additional Information Regarding Shares and Rights               9
Expenses of the Fund                                            11
Performance Data                                                12
Report of Allen, Gibbs & Houlik, Independent Auditors           13
Financial Statements                                            14

   THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED NOVEMBER 30, 1995,
                    as amended February 2, 1996.




                     THE FUND AND ITS SHARES

The Fund is an open-end non-diversified management investment company organized as an unincorporated business trust under the laws of Massachusetts on August 10, 1990.

To the best of the Fund's knowledge, as of January 26, 1996, no persons or entities owned more than 5% of the shares of the Fund.


          INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "Investment Objective And Policies."

The investment objective of the Fund is to provide its shareholders with as high a level of current income that is exempt from both federal income tax and Kansas income tax as is consistent with preservation of capital.

The investment policy of the Fund is to invest at least 80% of its assets in a portfolio of Kansas Municipal Securities (as defined in the Prospectus) which generate interest income that is exempt, in the opinion of bond counsel, from both federal income tax and Kansas income tax. These municipal securities (referred to in the Prospectus as "Kansas Municipal Securities") generally include debt obligations of the State of Kansas, its political subdivisions, municipalities, agencies and authorities, and certain industrial development and other revenue bonds, short-term municipal notes, municipal leases and tax-exempt commercial paper issued by such entities.

Futures Contracts, Options on Futures and Municipal Bond Index Futures.
The Fund may purchase or sell financial futures contracts ("futures contracts") and related options thereon. These futures contracts and related options thereon will be used only as a hedge against anticipated interest rate changes. In general a futures contract sale creates an obligation by the Fund, as seller, to deliver the specific type of instrument called for in the contract at a specified future time for a specified price. A futures contract purchase would generally create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specified future time at a specified price. The specific securities delivered or taken, respectively, at settlement date would not be determined until on or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was effected.

Although the terms of futures contracts specify actual delivery or receipt of securities, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the securities. Closing out a futures contract is usually effected by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by the Fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument at the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund immediately is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss.

Unlike a futures contract, which requires the parties to buy and sell an instrument on a set date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract (a long position in the case of a call option and a short position in the case of a put option). If the holder decides not to enter into the contract, the premium paid for the contract is lost. Since the cost of the option is fixed, there are no daily payments of cash by the purchaser to reflect the change in the value of the underlying contract, as discussed below for futures contracts. The seller of the option, however, may be required to make daily


2




maintenance margin payments to reflect the change in the value of the underlying contract. The value of the option is reflected in the net asset value of the Fund.

The Fund is required to maintain margin deposits with brokerage firms through which it effects futures contracts and options thereon. The initial margin requirements vary according to the type of the underlying instrument. In addition, due to current industry practice, daily variations in gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments. The Fund may be required to make additional margin payments during the term of the contract.

Currently, futures contracts can be purchased on debt securities such as U.S. Treasury Bills and Bonds, U.S. Treasury Notes with maturities between 6-1/2 and 10 years, Certificates of the Government National Mortgage Association, Bank Certificates of Deposit and on a municipal bond index (see below). The Fund may purchase or sell interest rate futures contracts covering these types of financial instruments as well as new types of contracts that become available in the future.

Financial futures contracts and related options contracts are traded in an auction environment on the floors of several futures Exchanges-principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange.

A risk in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to futures contracts may not correlate perfectly with the behavior of the cash prices of the Fund's portfolio securities. The correlation may be distorted in part by the fact that the futures market is influenced by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. This would reduce the value of futures contracts for hedging purposes over a short time period. The correlation may be further distorted since the futures contracts that are being used to hedge are not based on municipal obligations.

Another risk is that the Manager could be incorrect in its expectations as to the direction or extent of various interest rate movements or the time span within which the movements take place. For example, if the Fund sold futures contracts in anticipation of an increase in interest rates, and then interest rates went down, causing bond prices to rise, the Fund would lose money, including transaction costs, on the sale.

In addition to the risks associated with investing in options on securities, there are particular risks associated with trading in options on futures. In particular, the ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market in such options. It is not certain that this market will develop.

A substantial majority (i.e., approximately 75%) of all anticipatory hedge transactions (transactions in which the Fund does not own, at the time of the transaction, but expects to acquire the securities corresponding to the relevant futures contract) involving the purchase of futures contracts, call options or written put options thereon will be completed by the purchase of securities which are the subject of the hedge.

The Fund may not enter into futures contracts or related options thereon if, immediately thereafter, the amount committed to initial margin plus the amount paid for option premiums on open contracts exceeds 5% of the value of the Fund's total assets. In instances involving the purchase of futures contracts by the Fund, an amount equal to the gross market value of the futures contract will be deposited in a segregated account of cash and cash equivalents and thereby ensure that the use of such futures is unleveraged. The Fund may not purchase or sell futures contracts or related positions if, immediately thereafter, more than one-third of its net assets would be hedged.

The Fund may utilize trading in municipal bond index futures contracts for hedging purposes. The strategy in employing such contracts will be similar to that discussed above with respect to financial futures and options


3




thereon. A municipal bond index is a method of reflecting in a single number the market value (based on an average of quotations from certain dealers) of many different municipal bonds. The index fluctuates in response to changes in the market values of the bonds included within the index. Unlike futures contracts on particular financial instruments, futures on a municipal bond index will be settled in cash if held until the close of trading in the contract. However, as in any other futures contract, a position in the contract may be closed out by purchase or sale of an offsetting contract for the same delivery month prior to expiration of the contract. Because trading in municipal bond index futures contracts has been taking place only for a short time, the Fund's ability to utilize such contracts will be dependent upon the development and maintenance of a market in such contract.

The Securities and Exchange Commission generally requires that when investment companies, such as the Fund, effect transactions of the foregoing nature, such funds must either segregate cash or high quality, readily marketable portfolio securities with its custodian in the amount of its obligation under such transactions, or cover such obligations by maintaining positions in portfolio securities, futures contracts or options that would serve to satisfy or offset the risk of such obligations. When effecting transactions of the foregoing nature, the Fund will comply with such segregation or cover requirements.

Investment Restrictions. Fundamental investment restrictions limiting the investments of the Fund provide that the Fund may not:

1. Borrow money, except from banks for temporary or emergency (not leveraging) purposes and then in an amount not exceeding 10% of the value of the Fund's total assets (including the amount borrowed). The Fund will not borrow for leveraging purposes, and securities will not be purchased while borrowings are outstanding. Interest paid on any money borrowed will reduce the Fund's net income.

2. Pledge, hypothecate, mortgage or otherwise encumber its assets, in excess of 10% of the value of its total assets (taken at the lower of cost or current value) and then only to secure borrowings for temporary or emergency purposes.

3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.
The deposit of initial or maintenance margin by the Fund in connection with financial futures contracts and related options transactions, including municipal bond index futures contracts or related options transactions is not considered the purchase of a security on margin.

4. Make short sales of securities or maintain a short position for the account of the Fund including any short sales "against the box."

5. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of its portfolio investments it may be deemed to be an underwriter under federal securities laws.

6. Purchase or sell real estate, but this shall not prevent the Fund from investing in securities which are secured by real estate or interests therein.

7. Purchase or sell commodities or commodity contracts except to the extent the options and futures contracts the Fund may trade in are considered to be commodities or commodities contracts.

8. Make loans to others except through the purchase of qualified debt obligations and the entry into repurchase agreements referred to in the Prospectus.


4




9. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. (The Fund may, from time to time, invest more than 25% of its assets in a particular segment of the municipal bond market; however, the Fund will not invest more than 25% of its assets in industrial development bonds in a single industry.)

10. Invest in securities of any issuer if, to the knowledge of the Fund, officers and Trustees of the Fund or officers and directors of the Manager who beneficially own more than 1/2 of 1% of the securities of that issuer together own more than 5%.

11. Purchase securities restricted as to resale, if, as a result, such investment would exceed 5% of the value of such Fund's net assets.

12. Invest in (a) securities which at the time of such investment are not readily marketable, including participation interests in municipal leases, (b) securities the disposition of which is restricted under federal securities laws (as described in fundamental restriction (11) above) and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 10% of such Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

13. Invest more than 5% of its total assets in securities of any one issuer, except that this limitation shall not apply to securities of the U.S. Government, its agencies and instrumentalities and except that with respect to 50% of the Fund's total assets the Fund may invest up to 25% of its total assets in securities of any one issuer.

The Fund may not change any of these investment restrictions without the approval of the lesser of (i) more than 50% of the Fund's outstanding shares or (ii) 67% of the Fund's shares present or represented by proxy at a meeting at which the holders of more than 50% of the outstanding shares are present or represented by proxy. As long as the percentage restrictions described above are satisfied at the time of the investment or borrowing the Fund will be considered to have abided by those restrictions even if, at a later time, a change in values or net assets causes an increase or decrease in percentage beyond that allowed.

The following investment restrictions of the Fund may be changed by the Board of Trustees of the Fund.

The Fund will not:

1. Invest more than 5% of its total assets in the securities of any other single investment company, nor more than 10% of its total assets in the securities of two or more other investment companies, except as part of a merger, consolidation or acquisition of assets.

2. Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

An advisory fee will be charged for assets invested in securities of other investment companies. However, the Fund will not invest more than 10% of its total assets in such securities.


5




                             OFFICERS AND TRUSTEES

     The officers and Trustees of the Fund and their principal occupations for the last five years are as follows:

                                                                 Principal
                                                                Occupation(s)
 Name, Address                     Position(s) Held             During Past
    and Age                       with Registrant (1)           5 Years (2)
______________________________________________________________________________________________________________________
Lynn W. Aas                       Trustee                    Retired; Attorney; Director, ND
904 NW 27th                                                  Tax-Free Fund, Inc., ND Insured Income
Minot, North Dakota 58701                                    Fund, Inc., Montana Tax-Free Fund, Inc.,
74                                                           South Dakota Tax-Free Fund, Inc. and
                                                             Integrity Fund of Funds, Inc.;
                                                             Director, First Western Bank & Trust

Orlin W. Backes                   Trustee                    Attorney; Director, ND Tax-Free Fund,
15 2nd Ave. SW, Suite 305                                    Inc., ND Insured Income Fund, Inc.,
Minot, North Dakota 58701                                    Montana Tax-Free Fund, Inc., South
60                                                           Dakota Tax-Free Fund, Inc. and
                                                             Integrity Fund of Funds, Inc.;
                                                             Director, First Western Bank & Trust

Arthur A. Link                    Trustee                    Director, ND Tax-Free Fund, Inc.,
2001 Grimsrud Drive                                          ND Insured Income Fund, Inc., Montana
Bismarck, North Dakota 58501                                 Tax-Free Fund, Inc., South Dakota
81                                                           Tax-Free Fund, Inc. and Integrity Fund
                                                             of Funds, Inc.; Director, Bank Center
                                                             First; Formerly Governor of the State
                                                             of North Dakota

Peter A. Quist*                   Vice President             Director and Vice President, ND Holdings,
1821 South Grandview Lane         and Secretary              Inc.; Director, Vice President and Secretary,
Bismarck, North Dakota 58501                                 ND Money Management, Inc., ND Capital,
61                                                           Inc., ND Resources, Inc., ND Tax-Free
                                                             Fund, Inc., ND Insured Income Fund, Inc.,
                                                             Montana Tax-Free Fund, Inc., South Dakota
                                                             Tax-Free Fund, Inc., Integrity Fund of
                                                             Funds, Inc., The Ranson Company, Inc.
                                                             and Ranson Capital Corporation

Robert E. Walstad*                Trustee, Chairman,         Director and President, ND Holdings, Inc.;
201 South Broadway                President and              Director, President and Treasurer, ND
Minot, North Dakota 58701         Treasurer                  Money Management, Inc., ND Capital, Inc.,
                                                             ND Resources, Inc., ND Tax-Free Fund,
                                                             Inc., ND Insured Income Fund, Inc.,
                                                             Montana Tax-Free Fund, Inc., South Dakota
                                                             Tax-Free Fund, Inc. and Integrity Fund of
                                                             Funds, Inc.; Director, President, CEO and
                                                             Treasurer, The Ranson Company, Inc., and
                                                             Ranson Capital Corporation


[FN]
* "Interested Person" of the Fund as that term is defined in the Investment Company Act of 1940.


6




(1) The Trustees were elected at a joint special meeting of the shareholders of The Kansas Municipal Fund, The Kansas Insured Municipal Fund - Limited Maturity and The Nebraska Municipal Fund of Ranson Managed Portfolios held on December 11, 1995, but did not assume office until the closing of the Stock Purchase Agreement between the shareholders of The Ranson Company, Inc., and ND Holdings, Inc., on January 5, 1996. Prior to that time, the Board of Trustees consisted of J. Joseph Hannah, H. Dene Heskett, Harrison F. Johnson, Kevin F. Mitchelson, John A. Ranson and John S. Ranson.

(2) Lynn W. Aas and Orlin W. Backes were elected to the boards of directors of the above-named funds (the "Funds") in 1994 and 1995, respectively. Arthur A. Link has served on the boards of directors of the Funds since their inceptions. Peter A. Quist has served as a director and as the vice president and secretary of the Funds since their inceptions, except that he was not elected to the board of directors of South Dakota Tax-Free Fund, Inc., until 1995. Robert E. Walstad has served as a director and as the president and treasurer of the Funds since their inceptions. Mssrs. Quist and Walstad were elected as directors and officers of The Ranson Company, Inc., and Ranson Capital Corporation on January 5, 1996.

The compensation of the officers and Trustees who are interested persons (as defined in the Investment Company Act of 1940) of the Manager is paid by the Manager. Until the closing of the Stock Purchase Agreement (See note 1 above.), the Fund paid Trustees who were not interested persons of the Manager or the Distributor (the "Disinterested Trustees") $500 plus expenses per meeting of the Board of Trustees and committees thereof attended by such Trustee. None of the Trustees or officers who are interested persons received compensation from the Fund for services as Trustees. Fees and expenses paid to the Disinterested Trustees totaled $5,731 for the fiscal year ended July 31, 1995. Each of the Disinterested Trustees will be paid a fee of $10,000 for the calendar year ending December 31, 1996, plus any expenses incurred in attending meetings. The $10,000 is apportioned among the mutual funds comprised in the group on the basis of gross assets.

As of November 30, 1994 the officers and Trustees of the Fund owned, as a group, less than 1% of the shares of the Fund.

                            CUSTODIAN

Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City,
Missouri 64105, currently serves as the Custodian of the Fund and has custody of all securities and cash of the Fund. Effective on or about April 3, 1996, First Western Bank & Trust, 900 South Broadway, Minot, North Dakota 58701, will succeed Investors Fiduciary Trust Company as Custodian. The Custodian, among other things, attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund.


                        INDEPENDENT AUDITORS

Shareholders will receive annual financial statements, together with a report of independent auditors, and semi-annual unaudited financial statements of the Fund. The independent auditors report on the Fund's annual financial statements, review certain regulatory reports and the Fund's income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. The independent auditors for the Fund for the period from the commencement of operations of the Fund on November 15, 1992 to July 31, 1992, were Ernst & Young, 1200 Main Street, Kansas City, Missouri. In July 1992, the Fund determined to change accountants to Allen, Gibbs & Houlik, L.C., 301 North Main, Wichita, Kansas 67202. There were no disagreements at any time between the Fund and Ernst & Young on any matters of accounting principles or practices, financial statement disclosure or auditing scope or procedure. At a joint special meeting of The Kansas Municipal Fund, The Kansas Insured Municipal Fund - Limited Maturity and The Nebraska Municipal Fund held on December 11, 1995 the Fund's shareholders voted to ratify the selection of Brady, Martz & Associates, P.C., 24 West Central Avenue, Minot, North Dakota 58701, as independent auditors for the Fund for the fiscal year ending July 31, 1996. There were no disagreements at any time between the Fund and Allen, Gibbs & Houlik, L.C., on any matters of accounting principles or practices, financial statement disclosure or auditing scope or procedure.



7




          MANAGEMENT AND INVESTMENT ADVISORY AGREEMENT

The agreement between the Manager and the Fund provides that the Manager will supply investment research and portfolio management, including the selection of securities for the Fund to purchase, hold or sell, and the selection of brokers through whom the Fund's portfolio transactions are executed. The Manager also administers the business affairs of the Fund, furnishes offices, necessary facilities and equipment, provides administrative services, and permits its officers and employees to serve without compensation as directors and officers of the Fund if duly elected to such positions. Fees and expense limitations under the management agreement are described in the Prospectus.

The Management and Investment Advisory Agreement was submitted to the shareholders of the Fund for their approval at the first shareholder's meeting. The agreement will continue in effect from year to year if specifically approved by the Fund's Trustees or the Fund's shareholders and by the Fund's Disinterested Trustees in compliance with the requirements of the Investment Company Act of 1940 (the "1940 Act"). The agreement may be terminated without penalty upon 60 days' written notice by either party and will automatically terminate in the event of assignment.

Ranson Capital Corporation serves as the Fund Manager and is a wholly-owned subsidiary of The Ranson Company, Inc., a Kansas corporation.
ND Holdings, Inc., a North Dakota corporation owns all of the outstanding shares of common stock of The Ranson Company, Inc.


                    PORTFOLIO TRANSACTIONS

The Manager will place orders for portfolio transactions for the Fund with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services. These services include execution, clearance procedures, wire service quotations and statistical and other research information provided to the Fund and the Manager including quotations necessary to determine the value of the Fund's net assets. Any research benefits derived are available for all clients of the Manager. Since statistical and other research information is only supplementary to the research efforts of the Manager and still must be analyzed and reviewed by one of its staff, the receipt of research information is not expected to materially reduce the Manager's expenses. In selecting among the firms believed to meet the criteria for handling a particular transaction, the Manager may take into consideration that certain firms have sold or are selling shares of the Fund and that certain firms provide market, statistical or other research information to the Fund and the Manager, and may select firms that are affiliated with the Fund or the Manager.

If it is believed to be in the best interests of the Fund, the Manager may place portfolio transactions with brokers who provide the types of service described above, even if it means the Fund will have to pay a higher commission (or, if the broker's profit is part of the cost of the security, will have to pay a higher price for the security) than would be the case if no weight were given to the broker's furnishing of these services. This will be done, however, only if, in the opinion of the Manager, the amount of additional commission or increased cost is reasonable in relation to the value of the services.

If purchases or sales of securities of the Fund and of one or more other portfolios of the Fund, investment companies or clients supervised by the Manager are considered at or about the same time, transactions in such securities will be allocated among the several portfolios of the Fund, investment companies and clients in a manner deemed equitable to all by the Manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. Although it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned, it is also possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The Fund expects that its portfolio transactions in Kansas Municipal Securities will generally be effected on a principal (as opposed to agency) basis and, accordingly, does not expect to incur significant brokerage commissions.


8




While the Manager will be primarily responsible for the placement of the Fund's business, the policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees of the Fund.

The Board of Trustees has adopted certain policies incorporating the standards of Rule 17e-1 issued by the Securities and Exchange Commission under the 1940 Act which requires that the commissions paid to the Distributor and other affiliates of the Fund must be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The Rule and procedures also contain review requirements and require the Manager to furnish reports to the Board of Trustees and to maintain records in connection with such reviews. After consideration of all factors deemed relevant, the Board of Trustees will consider from time to time whether the advisory fee will be reduced by all or a portion of the brokerage commission given to affiliated brokers.


         ADDITIONAL INFORMATION REGARDING SHARES AND RIGHTS

The Fund is a non-diversified, open-end investment company established under Massachusetts law by an Agreement and Declaration of Trust ("Trust Agreement") dated August 10, 1990, and is the type of organization commonly known as a "Massachusetts business trust." It is a series company as contemplated under Rule 18f-2 under the 1940 Act, having three series of shares offered at this time which are known as "The Kansas Municipal Fund", "The Kansas Insured Intermediate Fund" and "The Nebraska Municipal Fund". The Trust Agreement provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Trust Agreement and to have become a party thereto.

The Trust Agreement permits the Trustees to issue an unlimited number of full and fractional shares, without par value, from each portfolio. Each share of a portfolio represents an equal proportionate interest in the assets and liabilities belonging to such portfolio with each other share of such portfolio and is entitled to such dividends and distributions out of the income belonging to such portfolio as are declared by the Trustees. The shares do not have cumulative voting rights nor any preemptive rights. In case of a liquidation, subject to the rights of creditors, the holders of shares of each portfolio being liquidated will be entitled to receive as a series a distribution out of the net assets belonging only to that portfolio. Under the Trust Agreement, expenses attributable to any specific portfolio (whether start-up for a new portfolio or on-going operating expenses) will be borne by that portfolio. Any general expenses of the Fund not readily identifiable as belonging to a particular portfolio are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable, usually in proportion to the portfolio's relative net assets. The net asset value of the shares of any portfolio will be computed based only upon the net assets of such portfolio.

As a general matter, the Fund will not hold annual or other meetings of the Fund's shareholders. This is because the Trust Agreement provides for Fund shareholders voting only (a) for the election or removal of one or more Trustees if a meeting is called for that purpose; (b) with respect to any contract as to which shareholder approval is required by the 1940 Act (such as the Fund's Management and Investment Advisory Agreement and the Distribution and Services Agreement); (c) with respect to any termination or reorganization of the Fund or any portfolio to the extent and as provided in the Trust Agreement; (d) with respect to any amendment of the Trust Agreement (other than amendments establishing and designating new portfolios, changing the name of the Fund or the name of any portfolio, supplying any omission, curing any ambiguity, or curing, correcting or supplementing any provision thereof which is internally inconsistent with the 1940 Act or with the requirements of the Internal Revenue Code and applicable regulations for the Fund to obtain the most favorable treatment thereunder available to regulated investment companies), which amendments require approval by more than 50% of the shares entitled to vote; (e) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or the shareholders, and (f) with respect to such additional matters relating to the Fund as may be required by the 1940 Act (such as changes in the Fund's investment


9




policies and restrictions), the Trust Agreement, the by-laws of the Fund, or any registration of the Fund with the Securities and Exchange Commission or any state, or as the Trustees may consider necessary or desirable.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of considering the election or reelection of such Trustee or of a successor to such Trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such Trustee sooner dies, resigns, retires or is removed by the shareholders or two-thirds of the Trustees.

The Trust Agreement provides that on any matter submitted to a vote of the shareholders, all Fund shares entitled to vote, irrespective of portfolio, shall be voted in the aggregate and not by portfolio except that
(a) as to any matter with respect to which a separate vote of any portfolio is required by the 1940 Act, such requirements as to a separate vote by that portfolio shall apply in lieu of the aggregate voting as described above, and
(b) when the Trustees have determined that the matter affects only the interests of one or more portfolios, then only shareholders of the affected portfolios shall be entitled to vote thereon.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company with separate portfolios like this Fund, shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares (as defined below) of each portfolio "affected by" such matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless the interests of each portfolio in the matter are substantially identical or the matter does not affect any interests of such portfolio. The Rule specifically exempts the selection of independent auditors, the approval of principal underwriting contracts and the election of trustees from such separate voting requirements and specifically provides that any required approval of the Fund's Management and Investment Advisory Agreement and the Distribution and Services Agreement is subject to such separate voting requirements. In addition, changes in the Fund's investment policies are also subject to separate voting requirements.

The Trust Agreement provides that the presence at a meeting of shareholders in person or by proxy of shareholders entitled to vote at least thirty percent (30%) of the votes entitled to be cast on a matter (or if voting is to be by portfolio, shareholders of each portfolio entitled to vote at least thirty percent (30%) of the votes entitled to be cast by each portfolio) shall constitute a quorum. This permits a meeting of shareholders of the Fund to take place even if less than a majority of the shareholders are present on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum (the election of Trustees and the ratification of the selection of independent public accountants are examples). Some matters requiring a larger vote under the Trust Agreement, such as termination or reorganization of the Fund and certain amendments of the Trust Agreement, would not be affected by this provision. This is also true with respect to matters which under the 1940 Act require the vote of a majority of the outstanding voting shares (as defined below) of the Fund or a particular portfolio.

As used in the Prospectus and this Statement of Additional Information, the term "majority of the outstanding shares" of either the Fund or a particular portfolio of the Fund means the vote of the lesser of (i) 67% or more of the shares of the Fund or such portfolio present or represented by proxy at a meeting, if the holders of more than 50% of the outstanding shares of the Fund or of such portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund or such portfolio.

Under the terms of the Trust Agreement, a Trustee is liable for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or of law. The Trust Agreement provides for indemnification by the Fund of the Trustees and the officers of the Fund except with respect to any matter as to which such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Fund (or the predecessor corporation) but such person may not be indemnified against any liability to


10




the Fund or the Fund shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Trust Agreement also provides that any agreement or undertaking by the Trustees on behalf of the Fund is binding upon the Fund only and not on the Trustees personally.


                     EXPENSES OF THE FUND

The Fund's expenses include, among others, management and investment advisory fees, 12b-1 fees, accounting and administrative fees, taxes, brokerage fees and commissions, if any, fees of Disinterested Trustees, expenses of Trustees' and shareholders' meetings, insurance premiums, expenses of redemption of shares, expenses of issue and sale of shares (to the extent not borne by the Distributors), expenses of printing and mailing certificates, association membership dues, charges of the Fund's custodian, and bookkeeping, auditing and legal expenses, and the fees and expenses of registering the Fund and its shares with the Securities and Exchange Commission, registering or qualifying its shares under state securities laws and the expenses of preparing and mailing prospectuses and reports to shareholders.

For the years ended July 31, 1993, July 31, 1994, and July 31, 1995 the Manager earned $376,029, $594,175 and $634,115 respectively, in Management and investment advisory fees, of which $267,614, $412,573 and $295,875 respectively was waived by the Manager.

For the years ended July 31, 1993, July 31, 1994, and July 31, 1995 the Manager earned $91,480, $113,767 and $115,363 respectively, in administrative and accounting services fees of which $6,740, $6,556 and $0 respectively was waived by the Manager.

For the year ended July 31, 1993 the Rule 12b-1 fee totaled $188,694, of which $195 was waived by the Distributor. For the year ended July 31, 1994, the Fund paid the Distributor a Rule 12b-1 fee for administrative and shareholder services in the amount of $297,086 all of which was paid to broker-dealers and banks. For the year ended July 31, 1995, the Fund paid the Distributor $317,057, $261,386 of which was paid to broker-dealers and banks.

In addition, in connection with sales of shares of the Fund, Ranson
Capital Corporation retained underwriting commissions paid by shareholders in the amount of $308,508 during the year ended July 31, 1993, $223,930 during the year ended July 31, 1994 and $69,325 during the year ended July 31, 1995.


11




                           PERFORMANCE DATA

As described in the prospectus, the Fund's historical performance may be shown in the form of "current yield," "tax equivalent yield," "distribution return," "average annual total return" and "total return" figures. These various measures of performance are described below.

Current yield is determined in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission by annualizing net investment income earned per share for a stated period (normally one month or thirty days) and dividing the result by the maximum public offering price at the end of the evaluation period. The Securities and Exchange Commission's rules for calculating current yield require the use of certain standardized accounting practices which are not necessarily consistent with those used by the Fund in the preparation of its audited financial statements or federal tax return. The Fund's current yield figure is based upon historical results and is not necessarily representative of future performance. The current yield for the one-month period ending July 31, 1995 was 5.06%.

Tax equivalent yield is determined by dividing that portion of current yield which is tax-exempt by one minus a stated income tax rate and adding that portion of current yield, if any, that is not tax-exempt. The tax equivalent yield for the one-month period ending July 31, 1995 was 8.96%.

The Fund's distribution return is computed by dividing the income per share by the number of days in the current month, and the quotient is multiplied by 365. The result is divided by the offering price per share on the last day of the month. The distribution return for the one-month period ending July 31, 1995 was 5.05%.

The Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The average annual total return for the Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's shares on the first day of the period reduced by the maximum sales charge in effect on that date and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and the quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. The average annual total return for the period from November 15, 1990 to July 31, 1995 was 6.40%.

The Fund's total return quotation is computed by aggregating the percentage or dollar value change over the period in question, exclusive of the initial sales charge. The total return for the period from November 15, 1990 to July 31, 1995 was 39.87%.

The Fund's performance figures are based upon historical results and are not necessarily representative of future performance. The Fund's shares are sold at net asset value plus a maximum sales charge of 4.25% of the offering price. Returns and net asset value will fluctuate. Factors affecting the Fund's performance include general market conditions, operating expenses and investment management. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section. Shares of the Fund are redeemable at net asset value, which may be more or less than original cost.


12




       REPORT OF ALLEN, GIBBS & HOULIK, L.C. INDEPENDENT AUDITORS




The Shareholders and Board of Trustees
Ranson Managed Portfolios-
   The Kansas Municipal Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The Kansas Municipal Fund portfolio of Ranson Managed Portfolios as of July 31, 1995, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended July 31, 1995 and 1994 and the financial highlights for the years ended July 31, 1995, 1994 and 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended July 31, 1992 and for the period from November 15, 1990 (Commencement of Public Offering) to July 31, 1991 were audited by other auditors whose report dated September 4, 1992 expressed an unqualified opinion thereon.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 1995 and 1994 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Kansas Municipal Fund portfolio of Ranson Managed Portfolios at July 31, 1995, the results of its operations for the year then ended, and the statements of changes in its net assets for the years ended July 31, 1995 and 1994 and the financial highlights for the years ended July 31, 1995, 1994 and 1993, in conformity with generally accepted accounting principles.




                                            ALLEN, GIBBS & HOULIK, L.C.




Wichita, Kansas
September 11, 1995


13




                                       FINANCIAL STATEMENTS
                                     RANSON MANAGED PORTFOLIOS
                                     THE KANSAS MUNICIPAL FUND
                                     PORTFOLIO OF INVESTMENTS
                                         July 31, 1995

                                                          Credit Ratings
                                                             Moody's/      Principal     Value
General Obligation Bonds - 19.1%                        Standard & Poor's   Amount      (Note 1)
_______________________________                       ___________________   ______      _______
Wyandotte County, Kansas General Obligation
     Refunding and Improvement Bonds Series
     1989 (FGIC Insured) 7.00%, 9/1/05                      Aaa/AAA        $ 235,000   $ 247,854

City of Shawnee, Kansas General Obligation
     Internal Improvement Bonds Series 1992 B,
     5.80%, 12/1/05                                         A1/NR            485,000     510,147

City of Shawnee, Kansas General Obligation
     Internal Improvement Bonds Series 1992 B,
     5.85%, 12/1/06                                         A1/NR            235,000     245,909

Unified School District No. 437, Shawnee County,
     Kansas (Auburn-Washburn) General Obligation
     Refunding Bonds Series 1992 (FGIC Insured)
     6.50%, 9/1/07                                          Aaa/AAA          100,000     106,920

Unified School District No. 102, Gray County,
     Kansas (Cimarron-Ensign) General Obligation
     Bonds Series 1993, 6.00%, 9/1/09                       NR/NR            145,000     147,765

Unified School District No. 437, Shawnee County,
     Kansas (Auburn-Washburn) General Obligation
     Refunding Bonds Series 1992 (FGIC Insured)
     6.60%, 9/1/09                                          Aaa/AAA          500,000     538,143

Unified School District No. 266, Sedgwick County,
     Kansas (Maize) General Obligation School
     Building Improvement Bonds Series 1993 (FGIC
     Insured) 5.50%, 9/1/10                                 Aaa/AAA          465,000     463,585

Unified School District No. 253, Lyon County,
     Kansas (Emporia) General Obligation Refunding
     Bonds Series 1993, 5.60%, 10/1/10                      A/NR             800,000     805,699

Unified School District No. 260, Sedgwick County,
     Kansas (Derby) General Obligation Bonds Series
     1992 (AMBAC Insured) 6.00%, 10/1/10                    Aaa/AAA          500,000     513,560

Unified School District No. 437, Shawnee County,
     Kansas (Auburn-Washburn) General Obligation
     Bonds Series 1993 (AMBAC Insured) 5.25%,
     9/1/11                                                 Aaa/AAA          250,000     238,508


                                See Notes to Financial Statements.

14




                                     RANSON MANAGED PORTFOLIOS
                                     THE KANSAS MUNICIPAL FUND
                                     PORTFOLIO OF INVESTMENTS
                                         July 31, 1995

                                                          Credit Ratings
                                                             Moody's/      Principal     Value
General Obligation Bonds (continued)                    Standard & Poor's   Amount      (Note 1)
____________________________________                  ___________________   ______      _______

Unified School District No. 232, Johnson County,
     Kansas (DeSoto) General Obligation School
     Building Bonds Series 1992 (Capital Guaranty
     Insured) 6.00%, 3/1/12                                 Aaa/AAA          500,000     508,598

Unified School District No. 437, Shawnee County,
     Kansas (Auburn-Washburn) General Obligation
     Bonds Series 1993 (AMBAC Insured) 5.25%,
     9/1/12                                                 Aaa/AAA          350,000     333,312

Johnson County, Kansas, Internal Improvement and
     Refunding Bonds Series 1992A, 6.125%,
     9/1/12                                                 Aa1/NR         2,410,000   2,475,400

Unified School District No. 402, Butler County,
     Kansas (Augusta) General Obligation Refunding
     Bonds Series 1994 (Capital Guaranty Insured)
     5.25%, 10/1/12                                         Aaa/AAA        2,500,000   2,380,455

Sedgwick County, Kansas General Obligation Bonds
     Series A 1993, 5.20%, 8/1/13                           Aa1/AA           500,000     471,013

Seward County, Kansas General Obligation Hospital
     Refunding Bonds Series 1992-B (AMBAC Insured)
     6.00%, 8/15/13                                         Aaa/AAA          750,000     773,441

Unified School District No. 437, Shawnee County,
     Kansas (Auburn-Washburn) General Obligation
     Bonds Series 1993 (AMBAC Insured) 5.25%,
     9/1/13                                                 Aaa/AAA          500,000     473,731

Unified School District No. 394, Butler County,
     Kansas (Rose Hill) General Obligation Refunding
     and Improvement Bonds Series 1993 (AMBAC
     Insured) 5.375%, 9/1/13                                Aaa/AAA        1,935,000   1,867,089

Unified School District No. 266, Sedgwick County,
     Kansas (Maize) General Obligation School
     Building Improvement Bonds Series 1993 (FGIC
     Insured) 5.25%, 9/1/13                                 Aaa/AAA        2,805,000   2,688,099

Unified School District No. 357, Sumner County,
     Kansas (Belle Plaine) General Obligation
     Refunding and Improvement Bonds Series 1993
     (AMBAC Insured) 5.55%, 9/1/13                          Aaa/AAA          625,000     609,629

Unified School District No. 418, McPherson County,
     Kansas (McPherson) General Obligation School
     Building Bonds Series 1994 (Capital Guaranty
     Insured) 5.75%, 9/1/13                                 Aaa/AAA          350,000     345,532

Unified School District No. 203, Wyandotte County,
     Kansas (Piper) General Obligation Refunding and
     Improvement Bonds Series 1992, 6.60%, 9/1/13           NR/NR          1,000,000   1,063,387


                                See Notes to Financial Statements.

15




                                     RANSON MANAGED PORTFOLIOS
                                     THE KANSAS MUNICIPAL FUND
                                     PORTFOLIO OF INVESTMENTS
                                         July 31, 1995

                                                          Credit Ratings
                                                             Moody's/      Principal     Value
General Obligation Bonds (continued)                    Standard & Poor's   Amount      (Note 1)
____________________________________                  ___________________   ______      _______

City of Park City, Kansas General Obligation
     Refunding and Sewer Bonds Series 1993 5.50%,
     12/1/13                                                NR/NR            275,000     265,161

City of Sabetha, Kansas General Obligation Water
     Bonds Series 1993-B 5.50%, 12/1/13                     NR/NR            400,000     385,688

Unified School District No. 233, Johnson County,
     Kansas (Olathe) General Obligation School
     Improvement and Refunding Bonds Series 1994
     (AMBAC Insured) 5.625%, 9/1/14                         Aaa/AAA          650,000     635,508

Unified School District No. 469, Leavenworth County,
     Kansas (Lansing) General Obligation Bonds Series
     1995, (AMBAC Insured) 5.75%, 9/1/14                    Aaa/AAA          875,000     867,997

City of Scott City, Kansas General Obligation Water
     System Refunding Bonds Series 1993-A, 6.10%,
     9/1/14                                                 NR/NR            625,000     637,763

Unified School District No. 512, Johnson County,
     Kansas (Shawnee Mission) General Obligation
     School Bonds Series 1995, 5.30%, 10/1/14               Aa1/AA           900,000     846,361

Unified School District No. 469, Leavenworth County,
     Kansas (Lansing) General Obligation Bonds
     Series 1995 (Capital Guaranty Insured) 5.75%,
     9/1/15                                                 Aaa/AAA          930,000     916,935

Unified School District No. 497, Douglas County,
     Kansas (Lawrence) General Obligation School
     Building Bonds Series 1995-A, 6.00%, 9/1/15            Aa/NR          1,000,000   1,015,218

Unified School District No. 102, Gray County,
     Kansas (Cimarron-Ensign) General Obligation
     Refunding and School Improvement Bonds Series
     1995 6.80%, 9/1/15                                     NR/NR            500,000     530,500

Unified School District No. 512, Johnson County,
     Kansas (Shawnee Mission) General Obligation
     School Bonds Series 1994, 6.00%, 10/1/19               Aa1/AA         1,000,000     998,733
                                                                                      ___________

       Total General Obligation Bonds                                                 24,907,640
                                                                                      ___________


                                See Notes to Financial Statements.

16




                                     RANSON MANAGED PORTFOLIOS
                                     THE KANSAS MUNICIPAL FUND
                                     PORTFOLIO OF INVESTMENTS
                                         July 31, 1995

                                                          Credit Ratings
                                                             Moody's/       Principal     Value
Revenue Bonds - 76.4%                                   Standard & Poor's    Amount      (Note 1)
____________________________________                   ___________________  _________    ________

Utility - 20.7%
_______________

City of Garden City, Kansas, Water and Sewage
     System Refunding and Improvement Revenue
     Bonds Series 1991, 6.75%, 11/1/04                      A/NR             155,000     166,250

City of Garden City, Kansas, Water and Sewage
     System Refunding and Improvement Revenue
     Bonds Series 1991, 6.75%, 11/1/05                      A/NR             150,000     161,637

Rural Water District No. 2 Miami County,
     Kansas Water System Refunding Revenue Bonds
     Series 1993 (Asset Guaranty Insured) 6.10%,
     6/1/06                                                 AAA**/AA         230,000     237,559

Rural Water District No. 2 Miami County, Kansas
     Water System Refunding Revenue Bonds Series
     1993 (Asset Guaranty Insured) 6.10%, 12/1/06           AAA**/AA         255,000     263,381

Rural Water District No. 2 Miami County, Kansas
     Water System Refunding Revenue Bonds Series
     1993 (Asset Guaranty Insured) 6.15%, 6/1/07            AAA**/AA         245,000     253,321

City of Pratt, Kansas Electric Utility System
     Refunding and Improvement Revenue Bonds
     Series 1992 (AMBAC Insured) 6.60%, 11/1/07             Aaa/AAA        1,000,000   1,087,807

City of Gardner, Kansas Electric Utility Revenue
     Refunding Bonds Series 1992, 7.00%, 11/1/09            NR/NR          1,000,000   1,073,134

City of Park City, Kansas Sewer System Revenue
     Bonds Series 1993, 5.50%, 12/1/09                      NR/NR          1,000,000     971,064

Water District No. 1 of Johnson County, Kansas
     Water Revenue Bonds Series 1991 A, 6.25%,
     12/1/11                                                Aa/AA+           700,000     726,209

City of Wellington, Kansas Electric, Waterworks
     and Sewage Utility System Revenue Bonds
     Series 1992 (AMBAC Insured) 6.25%, 5/1/12              Aaa/AAA        1,250,000   1,297,510

City of Salina, Kansas Combined Water and Sewage
     System Revenue Refunding Bonds Series 1994
     (MBIA Insured) 5.25%, 9/1/12                           Aaa/AAA        1,250,000   1,190,400


                                See Notes to Financial Statements.

17




                                     RANSON MANAGED PORTFOLIOS
                                     THE KANSAS MUNICIPAL FUND
                                     PORTFOLIO OF INVESTMENTS
                                         July 31, 1995

                                                          Credit Ratings
                                                             Moody's/       Principal     Value
Revenue Bonds - (continued)                             Standard & Poor's    Amount      (Note 1)
____________________________________                   ___________________  _________    ________

Utility - (continued)
_____________________

City of Atchison, Kansas Sewer System Revenue
     Bonds Series 1992 A, 6.70%, 9/1/12                     NR/NR            115,000     121,756

City of Wichita, Kansas Water and Sewer Utility
     Refunding and Improvement Revenue Bonds
     Series B, 1993 (FGIC Insured) 6.00%, 10/1/12           Aaa/AAA        1,000,000   1,022,657

City of Salina, Kansas Combined Water and Sewage
     System Improvement Revenue Bonds Series 1992
     (MBIA Insured) 6.25%, 10/1/12                          Aaa/AAA          500,000     519,280

Water District No. 1 of Johnson County, Kansas
     Water Revenue Refunding Bonds Series 1993,
     5.30%, 12/1/12                                         Aa/AA+         4,465,000   4,252,341

City of Atchison, Kansas Sewer System Revenue
     Bonds Series 1992 A, 6.70%, 9/1/13                     NR/NR            125,000     132,472

Water District No. 1 of Johnson County, Kansas
     Water Revenue Refunding Bonds Series 1991,
     6.50%, 12/1/13                                         Aa/AA+           500,000     526,430

Water District No. 1 of Johnson County, Kansas
     Water Revenue Refunding Bonds Series 1993,
     5.25%, 12/1/15                                         Aa/AA+         1,000,000     949,687

City of Kansas City, Kansas Utility System
     Refunding and Improvement Revenue Bonds
     Series 1992 (AMBAC Insured) 6.30%, 9/1/16              Aaa/AAA        2,000,000   2,068,816

City of Garnett, Kansas Combined Utility
     Refunding and Improvement Revenue Bonds
     Series 1992 (MBIA Insured) 6.00%, 10/1/17              Aaa/AAA          500,000     502,443

Water District No. 1 of Johnson County, Kansas
     Water Revenue Bonds Series 1994, 5.75%,
     12/1/19                                                Aa/AA+           500,000     489,744

City of Kansas City, Kansas Utility System
     Refunding and Improvement Revenue Bonds
     Series 1994 (FGIC Insured) 6.375%, 9/1/23              Aaa/AAA        8,500,000   8,798,384


                                See Notes to Financial Statements.

18




                                     RANSON MANAGED PORTFOLIOS
                                     THE KANSAS MUNICIPAL FUND
                                     PORTFOLIO OF INVESTMENTS
                                         July 31, 1995

                                                          Credit Ratings
                                                             Moody's/       Principal     Value
Revenue Bonds - (continued)                             Standard & Poor's    Amount      (Note 1)
____________________________________                   ___________________  _________    ________

Utility - (continued)
_____________________

City of Wamego, Kansas Pollution Control Revenue
     Refunding Bonds (Western Resources, Inc.
     Project) Series 1993 (MBIA Insured) 6.00%,
     2/1/33                                                 Aaa/AAA          100,000      99,115
                                                                                      __________

                                                                                      26,911,397
                                                                                      __________

Housing - 23.0%
_______________

Sedgwick County, Kansas and Shawnee County, Kansas
     GNMA Collateralized Mortgage Revenue Bonds
     Subordinated 1991 Series C, 7.00%, 12/1/98             A1/NR            235,000     235,000

City of Lenexa, Kansas Multi-family Housing Revenue
     Refunding Bonds (Barrington Park Apartments
     Project) Series 1993A (Asset Guaranty Insured)
     6.05%, 2/1/06                                          AAA**/AA         350,000     356,079

City of Wichita, Kansas Single Family Mortgage
     Revenue Refunding Bonds 1993 Series B, 7.10%,
     9/1/09                                                 A/NR           1,875,000   1,952,344

City of Hutchinson, Kansas Single Family Mortgage
     Revenue Refunding Bonds Series 1992, 6.50%,
     12/1/09                                                A/NR           1,400,000   1,447,250

Seward County, Kansas Single Family Mortgage Revenue
     Bonds (Multiple Originators and Servicers) 1979
     Series A, 7.375%, 12/1/09                              NR/AA-           480,000     499,800

Ford County, Kansas Single Family Mortgage Revenue
     Bonds 1992 Series A, 7.90%, 8/1/10                     A1/NR          1,150,000   1,211,813

City of Kansas City, Kansas, Leavenworth County,
     Kansas and City of Lenexa, Kansas GNMA
     Collateralized Mortgage Revenue Bonds Series
     1988 B, 7.85%, 11/1/10                                 NR/AAA           705,000     742,894

Sedgwick, Shawnee County, Kansas GNMA
     Collateralized Mortgage Loan Revenue Bonds
     1988 Series D 7.875%, 4/1/11                           NR/AAA           465,000     489,994

Seward County, Kansas Single Family Mortgage
     Revenue Refunding Bonds 1991 Series B, 8.00%,
     5/1/11                                                 A1/NR            720,000     762,300


                                See Notes to Financial Statements.

19




                                     RANSON MANAGED PORTFOLIOS
                                     THE KANSAS MUNICIPAL FUND
                                     PORTFOLIO OF INVESTMENTS
                                         July 31, 1995

                                                          Credit Ratings
                                                             Moody's/       Principal     Value
Revenue Bonds - (continued)                             Standard & Poor's    Amount      (Note 1)
____________________________________                   ___________________  _________    ________

Housing - (continued)
_____________________

Reno County, Kansas Single Family Mortgage Revenue
     Refunding Bonds 1991 Series B, 8.70%, 9/1/11           Aa/NR            495,000     524,081

Saline County, Kansas Single Family Mortgage Revenue
     Refunding Bonds 1991 Series A, 9.50%, 10/1/11          A1/NR            250,000     263,438

Labette County, Kansas Single Family Mortgage Revenue
     Refunding Bonds 1993 Series A, 8.40%, 12/1/11          A1/NR            825,000     873,469

City of Lawrence, Kansas Multi-family Housing
     Development Revenue Refunding Bonds (Brandon
     Woods, Inc. Project) Series 1993, 6.625%,
     4/1/12                                                 NR/A           2,000,000   2,067,500

Johnson County, Kansas Single Family Mortgage
     Revenue Refunding Bonds Series 1994, 7.10%,
     5/1/12                                                 A/NR           1,450,000   1,509,813

Kansas Development Finance Authority Housing
     Development Revenue Refunding Bonds (FHA
     Insured Mortgage Loans - Section 8 Assisted
     Projects) Series 1993A (MBIA Insured) 6.00%,
     7/1/12                                                 Aaa/AAA          200,000     197,079

Kansas Development Finance Authority Housing
     Development Revenue Refunding Bonds (FHA
     Insured Mortgage Loans - Section 8 Assisted
     Projects) Series 1992A (MBIA Insured) 6.30%,
     7/1/12                                                 Aaa/AAA          285,000     291,769

City of Hutchinson, Kansas Single Family Mortgage
     Revenue Refunding Bonds Series 1992, 8.875%,
     12/1/12                                                A/NR           3,120,000   3,291,600

Leavenworth County, Kansas Floating Rate Single
     Family Mortgage Revenue Bonds (Multiple
     Originators and Servicers) Series 1981A,
     7.00%, 5/1/13                                          NR/A             960,000     960,000

City of Kansas City, Kansas Multi-family Housing
     Revenue Refunding Bonds Series 1994 (FHA
     Insured Mortgage Loan - Rainbow Towers Project)
     6.60%, 7/1/14                                          NR/AAA           250,000     258,438

City of Kansas City, Kansas, Leavenworth County,
     Kansas and City of Lenexa, Kansas GNMA
     Collateralized Mortgage Revenue Bonds Series
     1988 A, 8.40%, 5/1/15                                  NR/AAA           235,000     248,806


                                See Notes to Financial Statements.

20




                                     RANSON MANAGED PORTFOLIOS
                                     THE KANSAS MUNICIPAL FUND
                                     PORTFOLIO OF INVESTMENTS
                                         July 31, 1995

                                                          Credit Ratings
                                                             Moody's/       Principal     Value
Revenue Bonds - (continued)                             Standard & Poor's    Amount      (Note 1)
____________________________________                   ___________________  _________    ________

Housing - (continued)
_____________________

City of Lenexa, Kansas Multi-family Housing Revenue
     Refunding Bonds (Barrington Park Apartments
     Project) Series 1993A (Asset Guaranty Insured)
     6.45%, 2/1/18                                          AAA**/AA       2,500,000   2,559,375

City of Kansas City, Kansas Leavenworth County,
     Kansas and City of Lenexa, Kansas GNMA
     Collateralized Mortgage Revenue Bonds Series
     1988 C, 8.00%, 11/1/20                                 NR/AAA           190,000     201,162

City of Olathe, Kansas and Labette County, Kansas
     GNMA Collateralized Mortgage Revenue Bonds
     1989 Series A (MBIA Insured) 8.00%, 11/1/20            Aaa/AAA          245,000     259,394

Sedgwick County, Kansas and Shawnee County, Kansas
     GNMA Collateralized Mortgage Revenue Bonds
     1988 Series E, 8.25%, 11/1/20                          NR/AAA           430,000     455,262

Sedgwick County, Kansas, Shawnee County, Kansas and
     Leavenworth County, Kansas GNMA Collateralized
     Mortgage Revenue Bonds 1989 Series A (MBIA
     Insured) 7.875%, 12/1/21                               Aaa/AAA          335,000     348,651

City of Olathe, Kansas and Labette County, Kansas
     GNMA Collateralized Mortgage Revenue
     Bonds 1990 Series A, 7.75%, 9/1/22                     NR/AAA           185,000     194,944

City of Kansas City, Kansas GNMA Collateralized
     Mortgage Revenue Bonds Series 1991, 7.35%,
     12/1/23                                                NR/AAA           855,000     890,269

Kansas Development Finance Authority Housing
     Development Revenue Refunding Bonds (FHA
     Insured Mortgage Loans - Section 8 Assisted
     Projects) Series 1992A (MBIA Insured) 6.40%,
     1/1/24                                                 Aaa/AAA          770,000     788,288

Sedgwick County, Kansas and Shawnee County, Kansas
     Collateralized Single Family Mortgage Refunding
     Revenue Bonds Series 1994A-II, 8.05%, 5/1/24           Aaa/NR           375,000     397,031


                                See Notes to Financial Statements.

21




                                     RANSON MANAGED PORTFOLIOS
                                     THE KANSAS MUNICIPAL FUND
                                     PORTFOLIO OF INVESTMENTS
                                         July 31, 1995

                                                          Credit Ratings
                                                             Moody's/       Principal     Value
Revenue Bonds - (continued)                             Standard & Poor's    Amount      (Note 1)
____________________________________                   ___________________  _________    ________

Housing - (continued)
_____________________

Kansas Development Finance Authority Housing
     Development Revenue Bonds (FHA Insured Mortgage
     Loan - Martin Creek Place Project) Series E,
     1993, 6.50%, 8/1/24                                    Aa/NR            750,000     775,313

Sedgwick County, Kansas and Shawnee County, Kansas
     Collateralized Single Family Mortgage Refunding
     Revenue Bonds Series 1994 C-I, 7.75%, 11/1/24          Aaa/NR           555,000     584,831

Sedgwick County, Kansas and Shawnee County, Kansas
     Collateralized Single Family Mortgage
     Refunding Revenue Bonds Series 1994C-II, 7.80%,
     11/1/24                                                Aaa/NR           465,000     492,900

City of Wichita, Kansas Multi-family Housing
     Revenue Refunding Bonds (GNMA Mortgage-Backed
     Security Program-Northpark Apartments Project)
     Series II-A, 1993, 6.125%, 8/20/28                     Aaa/NR         1,900,000   1,864,016

Kansas Development Finance Authority Housing
     Development Revenue Bonds (FHA Insured Mortgage
     Loan - Martin Creek Place Project) Series E,
     1993, 6.60%, 8/1/34                                    Aa/NR          1,900,000   1,964,125
                                                                                      __________

                                                                                      29,959,028
                                                                                      __________

Health Care - 15.3%
___________________

City of Kansas City, Kansas Hospital Revenue
     Bonds Series AA, 1974 (Bethany Medical
     Center) 8.10%, 12/1/04                                 NR/A+            664,000     682,592

City of Kansas City, Kansas Hospital Refunding
     Revenue Bonds Series 1992 (Sisters of Charity
     of Leavenworth Health Services Corporation/
     Providence-St. Margaret Health Center Project)
     5.90%, 8/1/05                                          Aa/NR            300,000     312,890

City of Wichita, Kansas Hospital Revenue Bonds
     Series A, 1977 (St. Francis Hospital and
     School of Nursing, Inc.) 6.75%, 10/1/07                NR/NR            595,000     635,806


                                See Notes to Financial Statements.

22




                                     RANSON MANAGED PORTFOLIOS
                                     THE KANSAS MUNICIPAL FUND
                                     PORTFOLIO OF INVESTMENTS
                                         July 31, 1995

                                                          Credit Ratings
                                                             Moody's/       Principal     Value
Revenue Bonds - (continued)                             Standard & Poor's    Amount      (Note 1)
____________________________________                   ___________________  _________    ________

Health Care - (continued)
_____________________

City of Salina, Kansas Hospital Revenue Refunding
     Bonds (Asbury-Salina Regional Medical Center,
     Inc. Project) Series 1993 (AMBAC Insured)
     5.20%, 10/1/08                                         Aaa/AAA          160,000     153,375

City of Wichita, Kansas CSJ Health System of
     Wichita, Inc., Revenue Bonds Series X 1991,
     7.00%, 11/15/08                                        NR/A             640,000     683,524

City of Lawrence, Kansas Hospital Revenue Bonds
     Series 1994 (The Lawrence Memorial Hospital)
     6.00%, 7/1/09                                          A/NR           2,000,000   2,018,808

City of Wichita, Kansas Hospital Facilities
     Improvement and Refunding Revenue Bonds (St.
     Francis Regional Medical Center, Inc.) 1992
     Series A-3 (MBIA Insured) 6.25%, 10/1/10               Aaa/AAA          250,000     260,478

City of Wichita, Kansas Hospital Facilities
     Improvement and Refunding Revenue Bonds
     (St. Francis Regional Medical Center, Inc.)
     1992 Series B-3 (MBIA Insured) 6.25%,
     10/1/10                                                Aaa/AAA        1,000,000   1,041,911

City of Olathe, Kansas Health Facilities Revenue
     Refunding Bonds (Olathe Medical Center)
     Series 1994A (AMBAC Insured) 6.00%, 9/1/11             Aaa/AAA        1,000,000   1,011,788

City of Salina, Kansas Hospital Revenue Refunding
     Bonds (Asbury-Salina Regional Medical Center,
     Inc. Project) Series 1993 (AMBAC Insured)
     5.30%, 10/1/13                                         Aaa/AAA        1,250,000   1,178,657

City of Lawrence, Kansas Hospital Revenue Bonds
     Series 1994 (The Lawrence Memorial Hospital)
     6.20%, 7/1/14                                          A/NR           1,200,000   1,203,986

City of Wichita, Kansas CSJ Health System of
     Wichita, Inc., Revenue Bonds Series XXV 1985,
     7.20%, 10/1/15                                         NR/A           2,225,000   2,377,884

Shawnee County, Kansas Health Care Facility Revenue
     Bonds (The Menninger Foundation) Series 1987,
     6.75%, 8/15/16                                         A1/AA-           145,000     153,300

City of Olathe, Kansas Health Facilities Revenue
     Refunding Bonds (Olathe Medical Center) Series
     1994A (AMBAC Insured) 5.875%, 9/1/16                   Aaa/AAA        2,000,000   1,984,698


                                See Notes to Financial Statements.

23




                                     RANSON MANAGED PORTFOLIOS
                                     THE KANSAS MUNICIPAL FUND
                                     PORTFOLIO OF INVESTMENTS
                                         July 31, 1995

                                                          Credit Ratings
                                                             Moody's/       Principal     Value
Revenue Bonds - (continued)                             Standard & Poor's    Amount      (Note 1)
____________________________________                   ___________________  _________    ________

Health Care - (continued)
_____________________

City of Wichita, Kansas CSJ Health System of
     Wichita, Inc., Revenue Bonds Series X 1991,
     7.00%, 11/15/18                                        NR/A           2,350,000   2,492,189

City of Olathe, Kansas Health Facilities Revenue
     Bonds (The Evangelical Lutheran Good Samaritan
     Society Project) (AMBAC Insured) Series 1994,
     6.00%, 5/1/19                                          Aaa/AAA          900,000     892,269

City of Lawrence, Kansas Hospital Revenue Bonds
     Series 1994 (The Lawrence Memorial Hospital)
     6.20%, 7/1/19                                          A/NR           1,725,000   1,722,864

City of Merriam, Kansas Hospital Refunding Revenue
     Bonds Series 1991 B (Shawnee Mission Medical
     Center, Inc. Project) 7.25%, 9/1/21                    NR/A-          1,000,000   1,064,991
                                                                                      __________

                                                                                      19,872,010
                                                                                      __________

Transportation - 5.5%
_____________________

Kansas Turnpike Authority Turnpike Revenue Bonds
     Series 1993 (AMBAC Insured) 5.40%, 9/1/09              Aaa/AAA          260,000     257,474

State of Kansas, Department of Transportation
     Highway Revenue Bonds Series 1992A, 6.00%,
     9/1/09                                                 Aa/AA            150,000     154,318

State of Kansas, Department of Transportation
     Highway Revenue Bonds Series 1993, 5.375%,
     3/1/12                                                 Aa/AA          1,000,000     966,469

State of Kansas, Department of Transportation
     Highway Revenue Bonds Series 1992A, 6.00%,
     9/1/12                                                 Aa/AA          2,200,000   2,249,702

State of Kansas, Department of Transportation
     Highway Revenue Bonds Series 1993, 5.375%,
     3/1/13                                                 Aa/AA          1,740,000   1,673,977

Kansas Turnpike Authority Turnpike Revenue Bonds
     Series A, 1993 (AMBAC Insured) 5.25%, 9/1/13           Aaa/AAA        1,020,000     977,490

Kansas Turnpike Authority Turnpike Revenue Bonds
     Series 1993 (AMBAC Insured) 5.25%, 9/1/17              Aaa/AAA          950,000     889,883
                                                                                       _________

                                                                                       7,169,313
                                                                                       _________


                                See Notes to Financial Statements.

24




                                     RANSON MANAGED PORTFOLIOS
                                     THE KANSAS MUNICIPAL FUND
                                     PORTFOLIO OF INVESTMENTS
                                         July 31, 1995

                                                          Credit Ratings
                                                             Moody's/       Principal     Value
Revenue Bonds - (continued)                             Standard & Poor's    Amount      (Note 1)
____________________________________                   ___________________  _________    ________

Miscellaneous - 11.9%
_____________________

Wichita Airport Authority of the City of Wichita,
     Kansas Airport Facilities Refunding Revenue
     Bonds (Wichita Airport Hotel Associates, L.P.
     Project) Series 1992 (Asset Guaranty Insured)
     7.00%, 3/1/05                                          AAA**/AA         440,000     450,890

Kansas Development Finance Authority Revenue Bonds
     Series T, 1992 (Kansas Highway Patrol Central
     Training Facility) 6.30%, 12/1/05                      NR/NR            450,000     480,356

City of Hiawatha, Kansas, Industrial Refunding
     Revenue Bonds (Wal-Mart Stores, Inc. Project)
     Series 1991, 6.75%, 1/1/06                             NR/AA            700,000     740,865

Blue Valley Recreation Commission Johnson County,
     Kansas Certificates of Participation Series
     1993,6.60%, 4/1/07                                     NR/NR            245,000     258,262

Kansas Development Finance Authority Revenue Bonds
     Series C, 1993 (Kansas Board of Regents - Fort
     Hays State University Lewis Field Stadium
     Renovation Project) 6.00%, 4/1/08                      NR/NR            500,000     506,645

Johnson County, Kansas Park and Recreation Revenue
     Refunding Bonds Series 1991, 7.20%, 1/1/09             NR/NR            500,000     539,613

Kansas Development Finance Authority Energy
     Conservation Revenue Bonds Series G, 1992
     (The Kansas Board of Regents Institutions
     Projects) 6.35%, 3/1/09                                A/A+             300,000     312,496

Kansas Development Finance Authority Refunding
     Revenue Bonds Series L 1992 (State of Kansas-
     Department of Corrections El Dorado and Larned
     Projects) (MBIA Insured) 6.00%, 2/1/12                 Aaa/AAA        2,000,000   2,023,020

Cowley County Community College Certificates of
     Participation, Series 1992, 7.00%, 3/1/12              A/NR             900,000     960,123

City of Hays, Kansas Sales Tax Revenue Bonds
     Series 1992, 6.875%, 9/1/12                            NR/NR            500,000     533,358

Kansas City, Kansas Community College Student
     Center System Revenue Bonds Series 1994
     (MBIA Insured) 6.30%, 5/15/14                          Aaa/AAA          255,000     265,899


                                See Notes to Financial Statements.

25




                                     RANSON MANAGED PORTFOLIOS
                                     THE KANSAS MUNICIPAL FUND
                                     PORTFOLIO OF INVESTMENTS
                                         July 31, 1995

                                                          Credit Ratings
                                                             Moody's/       Principal     Value
Revenue Bonds - (continued)                             Standard & Poor's    Amount      (Note 1)
____________________________________                   ___________________  _________    ________

Miscellaneous (continued)
_________________________

Wichita Public Building Commission Revenue Bonds
     Series H, 1993 (State Office Building Project)
     5.50%, 8/1/14                                          A/A+           1,215,000   1,184,270

Kansas Development Finance Authority Water
     Pollution Control Revolving Fund Revenue
     Bonds 1993 SRF Series I (State Match Bonds)
     6.00%, 11/1/14                                         Aa1/AA+          500,000     504,559

Kansas City, Kansas Community College Student
     Center System Revenue Bonds Series 1994
     (MBIA Insured) 6.30%, 5/15/15                          Aaa/AAA          275,000     285,456

Wichita Public Building Commission Refunding
     and Improvement Revenue Bonds Series G-1,
     1992 (The Wichita State University Projects)
     (AMBAC Insured) 5.75%, 2/1/17                          Aaa/AAA          350,000     345,328

City of Wichita, Kansas Airport Facilities
     Revenue Bonds (Cessna Citation Service Center
     Project) Series II, 1990, 7.25%, 5/15/30               NR/AA+           100,000     102,475

City of Burlington, Kansas Pollution Control
     Refunding Revenue Bonds (Kansas Gas and
     Electric Company Project) Series 1991 (MBIA
     Insured) 7.00%, 6/1/31                                 Aaa/AAA        5,555,000   5,931,100
                                                                                      __________

                                                                                      15,424,715
                                                                                      __________

         Total Revenue Bonds                                                          99,336,463
                                                                                      __________


TOTAL INVESTMENTS - 95.5% (COST $122,308,858)                                        124,244,103

OTHER ASSETS, LESS LIABILITIES - 4.5%                                                  5,847,182
                                                                                     ___________

NET ASSETS - 100.0%                                                                 $130,091,285
                                                                                     ___________
                                                                                     ___________

[FN]
**  Duff and Phelps

NR  Not Rated


                                See Notes to Financial Statements.

26




                                   RANSON MANAGED PORTFOLIOS
                                   THE KANSAS MUNICIPAL FUND
                              STATEMENT OF ASSETS AND LIABILITIES
                                        July 31, 1995


ASSETS
______
Investments, at value (cost $122,308,858) (Note 1)                           $124,244,103
Cash                                                                               68,143
Accrued interest receivable                                                     2,472,000
Receivable for securities sold                                                  3,898,919
Receivable for fund shares sold                                                    70,129
Deferred organization costs (Note 1)                                                5,366
                                                                              ___________

          Total assets                                                        130,758,660
                                                                              ___________

LIABILITIES AND NET ASSETS
__________________________

Payable for:
     Dividends (Note 1)                                                           580,861
     Fund share redemptions                                                         3,142
     Accrued expenses                                                              83,372
                                                                               __________

          Total liabilities                                                       667,375
                                                                               __________

Net assets, applicable to 10,777,009 outstanding shares, equivalent to $12.07 per share (unlimited number of shares authorized,
     no par value)                                                           $130,091,285
                                                                              ___________
                                                                              ___________

ANALYSIS OF NET ASSETS
______________________

Capital shares                                                               $131,119,513
Accumulated undistributed net realized loss on security transactions           (2,963,473)
Net unrealized appreciation of investments                                      1,935,245
                                                                              ___________

          Net assets                                                         $130,091,285
                                                                              ___________
                                                                              ___________

THE PRICING OF SHARES
_____________________

Net asset value and redemption price per share (Net assets of
     $130,091,285 / 10,777,009 shares outstanding)                                 $12.07
                                                                                   ______
                                                                                   ______
Maximum public offering price per share (Net asset value, plus 4.44% of
     net asset value or 4.25% of offering price)                                   $12.61
                                                                                   ______
                                                                                   ______


                                See Notes to Financial Statements.

27




                                   RANSON MANAGED PORTFOLIOS
                                   THE KANSAS MUNICIPAL FUND
                                    STATEMENT OF OPERATIONS
                               For the year ended July 31, 1995


Investment income-interest                                                     $7,974,874
                                                                                _________

Expenses:
     Investment advisory and management fee (Note 2)                              634,115
     Rule 12b-1 fees (Note 2)                                                     317,057
     Transfer agent fees                                                          151,790
     Administrative and accounting services fee (Note 2)                          115,363
     Amortization of organization costs (Note 1)                                   16,783
     Insurance premiums                                                            18,565
     Custodian fees                                                                49,967
     Trustees' fees and expenses (Note 2)                                           5,731
     Regulatory fees                                                               12,333
     Legal and audit fees                                                          19,806
                                                                               __________

          Total expenses                                                        1,341,510
     Less fees waived and expenses reimbursed by manager and distributor         (295,875)

          Net expenses paid by Fund                                             1,045,635
                                                                               __________

               Net investment income                                            6,929,239
                                                                               __________

Realized and unrealized loss on investments:
     Net realized loss on security transactions                                (2,051,318)
     Net unrealized appreciation of investments                                 2,658,906
                                                                               __________

               Net gain on investments                                            607,588
                                                                               __________

Net increase in net assets resulting from operations                           $7,536,827
                                                                               __________
                                                                               __________


                                See Notes to Financial Statements.

28




                                    RANSON MANAGED PORTFOLIOS
                                    THE KANSAS MUNICIPAL FUND
                                STATEMENT OF CHANGES IN NET ASSETS
                                       For the years ended
                                     July 31, 1995 and 1994

                                                                 1995               1994
                                                              ___________       ___________
Increase in Net Assets
Operations:
  Net investment income                                       $ 6,929,239       $ 6,204,157
  Net realized gain (loss) on security transactions            (2,051,318)         (488,607)
  Net unrealized appreciation (depreciation) of investments     2,658,906        (5,306,884)
                                                               __________        __________

Net increase in net assets resulting from operations            7,536,827           408,666
                                                               __________        __________

Dividends and Distributions to Shareholders:
  Dividends from net investment income                         (6,929,239)       (6,204,157)
  Distributions from net realized gains on
     security transactions                                           -0-          (1,264,045)
                                                               __________        __________

Net decrease in net assets from dividends and distributions    (6,929,239)       (7,468,202)
                                                               __________        __________

Capital Share Transactions:
  Proceeds from capital shares sold                            13,828,413        36,924,920
  Proceeds from shares issued in reinvestment of
     dividends and distributions                                4,800,996         5,287,984
  Cost of capital shares redeemed                             (16,482,540)       (8,023,802)
                                                               __________        __________

Net increase in net assets from capital share transactions      2,146,869        34,189,102
                                                               __________        __________

Total increase in net assets                                    2,754,457        27,129,566

Net Assets:

Beginning of period                                           127,336,828       100,207,262
                                                              ___________       ___________

End of period                                                $130,091,285      $127,336,828
                                                              ___________       ___________
                                                              ___________       ___________


                                See Notes to Financial Statements.

29




                       RANSON MANAGED PORTFOLIOS
                       THE KANSAS MUNICIPAL FUND
                     NOTES TO FINANCIAL STATEMENTS
                             July 31, 1995


1.  BUSINESS OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BUSINESS OPERATIONS

The Kansas Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently three portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 15, 1990, other than matters relating to organization and registration. On November 15, 1990, the Fund commenced its Public Offering of capital shares to the public.

SECURITY VALUATION

Investments are stated at value, as that term is defined in the Investment Company Act of 1940 and the published rules and regulations thereunder. The net asset value per share is determined at 3:15 p.m. (central standard time) on each day the New York Stock Exchange is open for business and on any other day on which there is a sufficient degree of trading in the portfolio securities that the current net asset value of the Fund's shares might be materially affected. Fixed income securities are valued at the mean of the quoted bid and asked price. Securities for which quotations are not readily available (which constitutes a majority of the securities held by the Fund) are valued at fair value as determined by Ranson Capital Corporation (the "Manager") using methods which include consideration of yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications as to value from dealers, and general market conditions.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

Security transactions are accounted for on the trade date, which is the date the investments are purchased or sold. Realized gains and losses on the sale of investments are determined on the identified cost basis for both financial statement and income tax purposes. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of investments on the same basis for both financial reporting and income tax purposes.

DEFERRED ORGANIZATION COSTS

Costs incurred by the Fund in connection with its organization are being amortized over a 60-month period on the straight-line basis. Accumulated amortization at July 31, 1995 totaled $78,534. In the event that any of the initial shares acquired by the Manager are redeemed during such period, the Fund will be reimbursed by the Manager for unamortized organization costs in the same proportion as that between the number of shares redeemed and the number of initial shares outstanding at the time of redemption. All of the initial shares remain outstanding as of July 31, 1995.

INCOME TAXES

It is the policy of the Fund to qualify as a regulated investment company which can distribute tax-exempt dividends by complying with provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of income and realized capital gains sufficient to relieve the Fund from all income taxes. Therefore, no income tax provision is required. In addition, the Fund


30




                      RANSON MANAGED PORTFOLIOS
                      THE KANSAS MUNICIPAL FUND
                    NOTES TO FINANCIAL STATEMENTS
                            July 31, 1995


intends to invest in sufficient municipal securities so that it will qualify to pay "exempt-interest dividends" (as defined in the Internal Revenue Code) to shareholders.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares a dividend of all of its net investment income on each day the New York Stock Exchange is open, to shareholders of record as of 3:15 p.m. (central standard time). Distributions from net investment income are paid or reinvested monthly. Distributions from net realized capital gains, if any, are declared and paid annually.

2.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund entered into a Management and Investment Advisory Agreement with Ranson Capital Corporation (the "Manager") under which the Manager manages the Fund's investment portfolio and provides other specified services. The Fund incurs a monthly investment advisory and management fee equivalent on an annual basis to .50 of 1% of the average daily net assets of the Fund. For the year ended July 31, 1995, the fee totaled $634,115. The Manager elected to waive $295,875 of this fee.

The Manager is obligated to pay all expenses (excluding taxes, brokerage fees and commissions) which exceed 1.25% of the Fund's average daily net assets on an annual basis.

The Fund also entered into an Administrative and Accounting Services Agreement whereby the Fund incurs a fee to the Manager for acting as the Fund's administrative and accounting services agent. This monthly fee is equal to the sum of a fixed fee ranging from $1,500 - $2,500, depending on the level of average daily net assets (ADNA), and a variable fee equal to
 .15% of the annualized ADNA from $20,000,000 to $40,000,000 and at a lower rate on the annualized ADNA in excess of $40,000,000. For the year ended July 31, 1995, the fee totaled $115,363.

The Fund has entered into a Distribution and Services Agreement with Ranson Capital Corporation (the "Distributor"). For the year ended July 31, 1995, the Distributor retained $63,969 in sales commissions from distribution of Fund shares under the terms of the dealer agreement after allowances to unaffiliated broker dealers of $59,445. This agreement provides for the payment of a sales commission to Ranson Capital Corporation ranging from .65% to .05% of the offering price of each share sold, depending on the number of shares sold.

Pursuant to the Fund's Shareholder Services Plan and the Distribution and Services Agreement between the Fund and Ranson Capital Corporation, the Fund is obligated to make periodic payments to the Distributor of annual amounts of up to 0.25% of the average net asset value of the Fund. The Distributor may use such fees to make payments to certain banks and broker-dealers which provide administrative and shareholder services to the Fund and its shareholders and/or for its expenses of distributing the Fund's shares. For the year ended July 31, 1995, the fund paid the Distributor $317,057, $261,386 of which was paid to broker-dealers and banks.

Certain trustees and officers of the Fund are also directors, officers and/or employees of the Manager. None of the trustees or officers so affiliated received compensation from the Fund for services as trustees of the Fund. Fees paid to non-affiliated trustees totaled $5,731 for the year ended July 31, 1995.


31




                      RANSON MANAGED PORTFOLIOS
                      THE KANSAS MUNICIPAL FUND
                    NOTES TO FINANCIAL STATEMENTS
                            July 31, 1995


3.  CAPITAL SHARE TRANSACTIONS

Transactions in the capital shares of the Fund were as follows:
                                                           Year Ended July 31,
                                                           -------------------
                                                          1995                1994
                                                       ----------          ----------
Shares sold                                            1,168,053           2,927,380
Shares issued in reinvestment of dividends and
     distributions                                       405,903             419,831
Shares redeemed                                       (1,407,824)           (642,892)
                                                      ___________          ___________
     Net increase                                        166,132           2,704,319


4.  PURCHASES AND SALES OF INVESTMENTS

During the year ended July 31, 1995, the cost of investments purchased and the proceeds from investments sold, excluding short-term investments, totaled $70,038,634 and $72,105,734, respectively.

For Federal income tax purposes, the identified cost of investments owned at July 31, 1995 was $122,491,995 and unrealized depreciation on investments consisted of:

Gross unrealized appreciation         $2,989,919
Gross unrealized depreciation         (1,054,674)
                                      ___________
Net unrealized appreciation           $1,935,245


32




                                             RANSON MANAGED PORTFOLIOS
                                             THE KANSAS MUNICIPAL FUND
                                                FINANCIAL HIGHLIGHTS
                                        SELECTED PER SHARE DATA AND RATIONS
                                  (For a Share outstanding throughout the period)

                                                                                                            Period From
                                                 Year Ended    Year Ended    Year Ended    Year Ended       November 15,
                                                  July 31,      July 31,      July 31,      July 31,         1990 to
                                                    1995          1994          1993          1992        July 31, 1991*
                                                 ----------    ----------    ----------    ----------     --------------
Net asset value at beginning of period             $12.00        $12.67        $12.22        $11.54           $11.49
Income from investment operations:
Net investment income                                 .65           .66           .69           .72              .54
Net realized and unrealized
       loss on investments                            .07          (.53)          .50           .69              .05
       Total from investment operations               .72           .13          1.19          1.41              .59
Less dividends and distributions:
Dividends from net investment income                 (.65)         (.66)         (.69)         (.72)            (.54)
Distributions from net realized gains
       on investments                                (.14)         (.05)         (.01)
       Total dividends and distributions             (.65)         (.80)         (.74)         (.73)            (.54)
Net asset value at end of period                   $12.07        $12.00        $12.67        $12.22           $11.54

TOTAL RETURN**                                       6.23%          .91%        10.08%        13.31%            7.38%

RATIOS/SUPPLEMENTAL DATA
Net assets at end of period (000's omitted)      $130,091      $127,337      $100,207       $52,010          $20,850

Ratio of expenses to average net assets               .82% (a)     .70% (a)       .75% (a)      .70% (a)         .30% (a)
Ratio of net investment income to average
       net assets                                    5.46% (b)    5.26% (b)      5.53% (b)     6.00% (b)        6.28% (b)
Portfolio turnover rate                                57%          55%            62%           51%             161%

[FN]
* Commenced operations on November 15, 1990. Ratios and total return are annualized.
**  Total return does not consider the effect of the sales load.
_______________

(a) Ratio of expenses to average net assets prior to fee waiver and expense reimbursement by the Adviser was 1.06%, 1.06%, 1.13%, 1.25% and 1.62%, respectively.

(b) Ratio of net investment income to average net assets prior to fee waiver and expense reimbursement by the Adviser was 5.23%, 4.90%, 5.15%, 5.45% and 4.96%, respectively.


33




PART C.  OTHER INFORMATION

ITEM 24.  Financial Statements and Exhibits.

(a)  Financial Statements:

(i)  Financial Statements included in Part A of the Registration Statement:

     Condensed Financial Information.

(ii)  Financial Statements included in Part B of the Registration Statement:

      Report of Independent Auditors.

      Portfolio of Investments dated July 31, 1995.

      Statement of Assets and Liabilities dated July 31, 1995.

      Statement of Operations dated July 31, 1995.

      Statement of Changes in Net Assets dated July 31, 1995.


      Schedules 2, 3, 4, 5, 6 and 7 have been omitted as the required information is not applicable.

(b)  Exhibits:

 1.  Agreement and Declaration of Trust dated August 10, 1990.*
 2.  By-Laws.*
 3.  Inapplicable.
 4.  Inapplicable.
 5. Form of Management and Investment Advisory Agreement between Registrant and Ranson Capital Corporation.*
 6. (a) Distribution and Services Agreement between Registrant and Ranson Capital Corporation.*
     (b)  Form of Dealer Agreement.*
 7.  Inapplicable.
 8. Form of Custodian Agreement between Ranson Managed Portfolios and Investors Fiduciary Trust Company.*
 9. Form of Accounting and Administrative Services Agreement between Registrant and Ranson Capital Corporation.*
10.  Opinion of Chapman and Cutler.*
11.  Consent of Independent Auditors.
12.  Inapplicable.
13.  Inapplicable.
14.  Inapplicable.
15.  Shareholder Services Plan.*
16.  Computation of Performance Data.*
*Previously filed

ITEM 25.  Persons Controlled by or Under Common Control With Registrant.

To the best of Registrant's knowledge, as of January 26, 1996, no person is either directly or indirectly controlled by or under common control with Registrant.


C-1




ITEM 26.  Number of Holders of Securities.

As of November 24, 1995, the number of record holders of Registrant was as follows:

     The Kansas Municipal Fund: 4,924
     The Kansas Insured Intermediate Fund:  925
     The Nebraska Municipal Fund: 867

ITEM 27.  Indemnification.

The following is a summary of the rights of indemnification set forth in the Agreement and Declaration of Trust of Registrant (see Exhibit 1). Article VIII of the Agreement and Declaration of Trust of Registrant provides generally that any person who is or has been a trustee or officer of Registrant (including persons who serve at the request of Registrant as directors, trustees or officers of another organization and including persons who served as officers and directors of the Registrant) shall be indemnified by Registrant to the fullest extent permitted by law against liabilities and expenses reasonably incurred by such person in connection with any claim, suit or proceeding in which such person becomes involved as a party or otherwise by virtue of being or having been such a trustee, director or officer and against amounts incurred in settlement thereof. It is further provided in such Agreement and Declaration of Trust that no indemnification shall be provided in the event that it is determined that such person was engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or that such person did not act in good faith in the reasonable belief that his action was in the best interests of Registrant. In the event of a settlement or other disposition not involving a final determination of the foregoing matters by a court or other body, no indemnification shall be provided unless such determination is made by a vote of a majority of the "disinterested" trustees acting on the matter or a written opinion of independent legal counsel. The right to indemnification as so provided may be insured against by policies maintained by the Registrant and shall continue as to any person who has ceased to be a trustee or officer of Registrant.

Expenses of preparation and presentation of a defense by a person claiming indemnification may be advanced by Registrant provided generally that such person undertakes to repay any such advances if it is ultimately determined that he is not entitled to indemnification and provided that either such undertaking is secured by appropriate security or a majority of the "disinterested" trustees acting on the matter or independent legal counsel in a written opinion determines that there is reason to believe that such person ultimately will be found entitled to indemnification.

The Agreement and Declaration of Trust provides further that in the event that any shareholder or former shareholder shall be found to be personally liable solely by reason of his being a shareholder and not because of acts or omissions of such person, such shareholder shall be entitled out of assets of the Registrant to be indemnified against all loss and expense arising from such liability (provided there is no liability to reimburse any shareholder for taxes paid by reason of such shareholder's ownership of shares or for losses suffered by reason of any changes in value of any of Registrant's assets).

The Agreement and Declaration of Trust (Article IV, Section 2(o)) provides specifically that the trustees have the power to purchase and pay for insurance out of assets of Registrant as they deem necessary or appropriate for the conduct of its business including policies insuring shareholders, trustees, officers, employees, agents, investment managers, principal underwriters or independent contracts or Registrant against claims or liabilities arising by reason of such persons holding or having held any such office or position with Registrant or by reason of any action alleged to have been taken or omitted by such person in such office or position including any action taken or omitted that may be determined to constitute negligence whether or not the Registrant would have the power to indemnify such person against such liability.

The provisions with respect to indemnification in the Agreement and Declaration of Trust of Registrant do not affect any rights of indemnification that persons other than those specifically covered may have whether under contract or otherwise under law.


C-2




Insofar as indemnification for liabilities arising under the Securities
Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the provisions of Registrant's Agreement and Declaration of Trust, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) as asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 28.  Business and Other Connections of Investment Adviser.

The names of the directors and officers of the Manager and their businesses, professions, vocations and employment during the past two fiscal years, either for their own account or as directors, officers, employees, partners or trustees are as follows:

                                                                             (3)
                                                                        Other Business
                                   (2)                                    Profession
         (1)                    Affiliation                              Vocation or
  Name and Principal          with Investment                             Employment
   Business Address               Adviser                                 Connection
-----------------------------------------------------------------------------------------------------------
Alex R. Meitzner          Assistant Vice President -          Executive Vice President, Ranson
Suite 450                 Investments                         Managed Portfolios; Director, Executive
120 S. Market                                                 Vice President/Trader, The Ranson
Wichita, KS 67202                                             Company, Inc.; Vice President, Ranson
                                                              & Company, Inc.

Richard D. Olson          Assistant Vice President -
201 S. Broadway           Sales
Minot, ND 58701

Peter A. Quist            Director, Vice President            Director and Vice President, ND Holdings,
201 S. Broadway           and Secretary                       Inc.; Director, Vice President and Secretary,
Minot, ND 58701                                               ND Money Management, Inc., ND Capital,
                                                              Inc., ND Resources, Inc., ND Tax-Free
                                                              Fund, Inc., ND Insured Income Fund, Inc.,
                                                              Montana Tax-Free Fund, Inc., South Dakota
                                                              Tax-Free Fund, Inc., Integrity Fund of
                                                              Funds, Inc. and The Ranson Company, Inc.;
                                                              Vice President and Secretary, Ranson
                                                              Managed Portfolios

Shannon D. Radke          Assistant Vice President -
201 S. Broadway           Finance
Minot, ND 58701

John A. Ranson            Assistant Vice President -          Trustee and President, Ranson Managed
Suite 450                 Operations                          Portfolios; Executive Vice President,
120 S. Market                                                 Ranson & Company, Inc.; Director,
Wichita, KS 67202                                             President and CEO, The Ranson
                                                              Company, Inc.


C-3




Robert E. Walstad         Director, President, CEO            Director and President, ND Holdings, Inc.;
201 S. Broadway           and Treasurer                       Director, President and Treasurer, ND
Minot, ND 58701                                               Money Management, Inc., ND Capital, Inc.,
                                                              ND Resources, Inc., ND Tax-Free Fund,
                                                              Inc., ND Insured Income Fund, Inc.,
                                                              Montana Tax-Free Fund, Inc., South Dakota
                                                              Tax-Free Fund, Inc. and Integrity Fund of
                                                              Funds, Inc.; Director, President, CEO and
                                                              Treasurer, The Ranson Company, Inc.;
                                                              Trustee, Chairman, President and Treasurer,
                                                              Ranson Managed Portfolios

Ruthanne N. Whitely       Assistant Secretary
Suite 450
120 S. Market
Wichita, KS 67202


ITEM 29.  Principal Underwriters.

(a) Ranson Capital Corporation acts as investment adviser and manager of The Kansas Municipal Fund, The Kansas Insured Intermediate Fund and The Nebraska Municipal Fund, having net assets of $135,722,818, $31,862,484 and $17,083,085 respectively, as of January 6, 1996 and also acted as investment adviser for The Kansas Tax-Exempt Trust Series 1-78 and The Nebraska Tax-Exempt Trust Series 1-5 until December 29, 1995.

(b) The information required by the following table is provided with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21.

                           RANSON CAPITAL CORPORATION

         (1)                         (2)                                    (3)
                               Positions and
                                Offices with                             Positions and
 Name and Principal            Ranson Capital                               Offices
  Business Address              Corporation                             with Registrant
---------------------------------------------------------------------------------------------------
201 S. Broadway
Minot, ND  58701

Alex R. Meitzner               Assistant Vice President -
                                  Investments
Richard D. Olson               Assistant Vice President -
                                  Sales
Peter A. Quist                 Director, Vice President               Vice President and Secretary
                                  and Secretary
Shannon D. Radke               Assistant Vice President -
                                  Finance
John A. Ranson                 Assistant Vice President -
                                  Operations
Robert E. Walstad              Director, President, CEO               Chairman, President and
                                  and Treasurer                          and Treasurer


C-4




ITEM 30.  Location of Accounts and Records.

Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105, currently serves as Registrant's custodian and transfer agent and will maintain all records related to those functions until on or about April 3, 1996, at which time First Western Bank & Trust, 900 South Broadway, Minot, North Dakota 58701, will succeed IFTC as custodian and ND Resources, Inc. ("Resources"), will succeed IFTC as transfer agent. Resources also serves as Registrant's accounting services agent and maintains all records related to that function. Ranson Capital Corporation serves as Registrant's investment adviser and manager, as well as the distributor and principal underwriter of its shares, and maintains all records related to those functions. Registrant maintains all of its corporate records. The address of Resources, Ranson Capital Corporation and Registrant is 201 South Broadway, Minot, North
Dakota 58701.


ITEM 31.  Management Services.

Inapplicable.

ITEM 32.  Undertakings.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.


C-5




                  SIGNATURES AND POWER OF ATTORNEY

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it has duly caused this Post-Effective Amendment No. 21 to Registration Statement No. 33-36324 on Form N-1A to be signed on its behalf by the undersigned , thereunto duly authorized, in the city of Minot, State of North Dakota, on the 29th day of January, 1996.

                                       RANSON MANAGED PORTFOLIOS


                                              /s/  Robert E. Walstad
                                       By:  ____________________________
                                                 Robert E. Walstad
                                                    President

The undersigned each hereby constitutes and appoints Robert E. Walstad his attorney-in-fact and agent, for him and in his name, place, and stead, in any and all capacities, to sign any and all amendments (including post-effective amendments) to Registration Statement No. 33-36324 and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent or any of them, or their or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment No. 21 to Registration Statement No. 33-36324 and Power of Attorney have been signed below by the following persons in the capacities indicated on January 29, 1996:

    SIGNATURES                             TITLE
   -----------                            -------

 /s/ Lynn W. Aas
__________________________________        Trustee
Lynn W. Aas

 /s/ Orlin W. Backes
__________________________________        Trustee
Orlin W. Backes

 /s/ Arthur A. Link
__________________________________        Trustee
Arthur A. Link

 /s/ Robert E. Walstad
__________________________________        Trustee, Chairman of
Robert E. Walstad                         The Board, President
                                          and Treasurer


C-6





EXHIBIT INDEX




 1.  Agreement and Declaration of Trust dated August 10, 1990.*

 2.  By-Laws.*

 3.  Inapplicable.

 4.  Inapplicable.

 5.  Form of Management and Investment Advisory Agreement between
     Registrant and Ranson Capital Corporation.*

 6. (a) Distribution and Services Agreement between Registrant and Ranson Capital Corporation.*
     (b)  Form of Dealer Agreement.*

 7.  Inapplicable.

 8. Form of Custodian Agreement between Ranson Managed Portfolios and Investors Fiduciary Trust Company.*

 9. Form of Accounting and Administrative Services Agreement between Registrant and Ranson Capital Corporation.*

10.  Opinion of Chapman and Cutler.*

11.  Consent of Independent Auditors.

12.  Inapplicable.

13.  Inapplicable.

14.  Inapplicable.

15.  Shareholder Services Plan.*

16.  Computation of Performance Data.*


*Previously filed.






                AVERAGE ANNUAL TOTAL RETURN CALCULATION


The Kansas Municipal Fund Series' average annual total return for the period from the commencement of operations on November 15, 1990 to July 31, 1995 was 6.40% calculated as follows:

P(1+T)^n = ERV

Where:

  P = a hypothetical initial investment of $1,000
  T = average annual total return = 6.40%
  n = number of years = 4.71 years
ERV = ending redeemable value on July 31, 1995 of a hypothetical $1,000 payment made on November 15, 1990 = $1,339.28






                       TOTAL RETURN CALCULATION

The total return for the period from commencement of operations on November 15, 1990 to July 31, 1995 for the Kansas Municipal Fund was 39.87%, calculated as follows:


TR =  (ERV - INAV)/INAV

Where:

  TR = Total return =  39.87%
 ERV = ending redeemable value on July 31, 1995 at 12.07/share of one
       share purchased at net   asset value on November 15, 1990, plus
       reinvested dividends = $1,607.11
INAV = Initial net asset value of one share purchased on November 15, 1990 at 11.49/share = $1,149





                            CURRENT YIELD


The current yield for the one-month period ending July 31, 1995 was 5.06%, calculated as follows:

CY = {2[(a-b + 1)^6 -1]}/cd

Where:

a = Dividends and interest earned during the one-month period ending
    July 31, 1995

b = Expenses accrued for the one-month period ending July 31, 1995

c = Average daily number of shares outstanding during the one-month period July 31, 1995 that were entitled to receive dividends

d = The maximum offering price per share on July 31, 1995



                       TAX EQUIVALENT YIELD


The tax equivalent yield for the one-month period ending July 31, 1995 was 9.17%, calculated as follows:

  TEY =  CY/(1-SITR)

Where:

 TEY =  Tax equivalent yield = 8.96%
  CY =  Current yield = 5.06%
SITR =  Stated Income tax rate = 43.50%



                      DISTRIBUTION RETURN

The distribution return for the one-month period ending July 31, 1995 was 5.05%.

DR =  [(IPS/31) (365)]/POP

Where:

 DR =  Distribution return = 5.05%
IPS =  Income per share = .05407
POP =  Public offering price per share = 12.61